John Hancock
Asset-Based Lending Fund
Quarterly portfolio holdings 7/31/2024

Consolidated Fund’s investments
As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 38.9%				$66,949,887
(Cost $66,602,515)
Asset backed securities 7.6%				13,052,183
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,044,885
Carvana Auto Receivables Trust
Series 2023-N2, Class E (A)(B)	9.940	04-10-30	3,000,000	3,172,537
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	13.594	05-20-32	1,162,506	1,169,775
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,750,801
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class D (A)	8.020	01-20-43	1,881,021	1,914,185
Collateralized loan obligations 7.7%				13,195,920
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)(C)	8.463	01-15-32	2,000,000	2,002,610
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	10.372	07-17-37	1,750,000	1,752,891
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	8.941	07-18-30	3,730,000	3,730,328
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	11.551	04-15-29	2,500,000	2,504,465
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	8.594	10-20-30	2,000,000	2,004,824
Sycamore Tree CLO, Ltd.
Series 2021-1A, Class D (3 month CME Term SOFR + 3.912%) (A)(B)(C)	9.194	10-20-34	1,200,000	1,200,802
Commercial mortgage backed securities 19.5%				33,600,407
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(C)	9.610	02-19-38	2,000,000	2,022,878
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(C)	9.679	05-15-37	2,500,000	2,445,430
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-29	2,000,000	2,049,235
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)(C)	8.434	01-16-37	1,000,000	1,000,739
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	8.037	10-15-36	2,000,000	1,952,500
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	10.615	05-15-38	2,500,000	2,507,813
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	8.217	06-15-41	3,300,000	3,283,590
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	8.310	12-15-36	2,000,000	1,767,448
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	8.968	03-15-39	2,180,000	2,184,088
INTOWN Mortgage Trust
Series 2022-STAY, Class E (1 month CME Term SOFR + 5.031%) (A)(B)(C)	10.360	08-15-39	1,500,000	1,505,156
KSL Commercial Mortgage Trust
Series 2023-HT, Class D (1 month CME Term SOFR + 4.287%) (A)(B)(C)	9.616	12-15-36	2,000,000	2,004,935
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	9.517	03-15-36	1,304,250	1,303,435
ORL Trust
Series 2023-GLKS, Class D (1 month CME Term SOFR + 4.301%) (A)(B)(C)	9.630	10-19-36	2,500,000	2,504,688
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(C)	11.700	05-19-38	4,000,000	4,000,176
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,068,296
Residential mortgage backed securities 4.1%				7,101,377
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,224,416	3,410,268
1	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Residential mortgage backed securities (continued)
Radnor, Ltd.
Series 2021-2, Class M2 (30 day Average SOFR + 5.000%) (A)(C)	10.347	11-25-31	3,500,000	$3,691,109

Residential loans 21.0%				$36,121,415
(Cost $35,767,639)
JH Residential Whole Loan Trust (E)(F) 12.9%				22,145,648
Bank of America, Loan ID - R1D2138800 (G)	4.125	07-01-49	251,419	178,181
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	123,946	87,841
Bank of America, Loan ID - R1D2196022	5.028	12-18-50	93,737	66,432
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	17,085
Bank of America, Loan ID - R1D2223768 (G)	3.500	04-01-57	73,561	52,133
Bank of America, Loan ID - R1D2226308	9.882	05-03-37	74,149	52,550
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	197,621	140,054
Bank of America, Loan ID - R1D3102002750	9.625	12-01-39	39,470	34,015
Bank of America, Loan ID - R1D3109974439	9.000	10-01-29	205,100	176,755
Bank of America, Loan ID - R1D3112231884	8.000	08-25-30	8,123	7,000
Bank of America, Loan ID - R1D3112822840	9.625	12-25-30	10,325	8,898
Bank of America, Loan ID - R1D3120441715	8.000	11-01-34	6,464	5,571
Bank of America, Loan ID - R1D3121930679	3.750	02-01-31	125,745	108,367
Bank of America, Loan ID - R1D320025752	11.875	02-01-28	1,022	880
Bank of America, Loan ID - R1D320069911	10.750	03-01-37	14,510	12,505
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	3,062	2,638
Bank of America, Loan ID - R1D320218223	8.250	04-01-61	12,443	10,724
Bank of America, Loan ID - R1D320231804 (H)	4.500	04-01-31	133,484	115,036
Bank of America, Loan ID - R1D320303063	8.250	06-01-35	21,097	18,181
Bank of America, Loan ID - R1D320346630 (H)	10.750	06-01-36	3,359	2,895
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	16,881	14,548
Bank of America, Loan ID - R1D320426786	8.250	08-01-31	10,399	8,962
Bank of America, Loan ID - R1D320575652	10.125	09-01-31	5,302	4,570
Bank of America, Loan ID - R1D320644951	10.500	08-01-46	2,193	1,890
Bank of America, Loan ID - R1D320669345	9.375	04-01-35	20,480	17,650
Bank of America, Loan ID - R1D320677076	11.250	11-01-53	2,063	1,778
Bank of America, Loan ID - R1D320680408	8.250	09-01-54	2,238	1,929
Bank of America, Loan ID - R1D320904215	10.000	06-01-41	3,183	2,743
Bank of America, Loan ID - R1D321022384	10.750	01-01-37	2,578	2,222
Bank of America, Loan ID - R1D321026906	11.750	12-01-36	3,569	3,076
Bank of America, Loan ID - R1D321079876	8.625	10-25-27	11,932	10,283
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,731
Bank of America, Loan ID - R1D321118983 (I)	9.000	04-01-24	5,172	4,457
Bank of America, Loan ID - R1D321137655 (I)	10.125	06-01-24	4,191	3,612
Bank of America, Loan ID - R1D321149797	10.750	01-01-38	2,647	2,281
Bank of America, Loan ID - R1D321159892	8.250	12-01-26	6,247	5,384
Bank of America, Loan ID - R1D321184120	10.125	01-01-52	1,077	928
Bank of America, Loan ID - R1D321201221	8.250	07-01-25	9,866	8,503
Bank of America, Loan ID - R1D321202019 (H)	10.750	10-01-35	6,439	5,549
Bank of America, Loan ID - R1D321268831	8.625	01-01-28	5,502	4,742
Bank of America, Loan ID - R1D321284414	8.750	10-01-27	4,908	4,230
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	14,275	12,302
Bank of America, Loan ID - R1D321300638	10.750	05-01-36	2,849	2,455
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	1,156	996
Bank of America, Loan ID - R1D321360714	11.250	10-01-27	4,513	3,889
Bank of America, Loan ID - R1D321366583 (H)	10.125	08-01-37	3,976	3,426
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	15,522	13,377
Bank of America, Loan ID - R1D321462500	8.250	02-01-29	48,618	41,899
Bank of America, Loan ID - R1D321466689	10.750	11-01-43	2,258	1,946
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	2

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321477062	8.250	12-25-27	7,847	$6,763
Bank of America, Loan ID - R1D321481073	10.125	01-01-37	5,258	4,531
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	6,014	5,183
Bank of America, Loan ID - R1D321624039	11.875	04-01-28	505	436
Bank of America, Loan ID - R1D321657284	8.250	07-01-30	6,619	5,704
Bank of America, Loan ID - R1D321672554 (I)	4.250	02-01-24	69,515	59,908
Bank of America, Loan ID - R1D321680064	8.625	01-01-28	4,171	3,595
Bank of America, Loan ID - R1D321747032	10.500	02-01-26	4,552	3,923
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	6,579	5,670
Bank of America, Loan ID - R1D321802346 (H)	10.500	07-01-42	4,244	3,658
Bank of America, Loan ID - R1D321804787	11.250	11-25-27	8,083	6,966
Bank of America, Loan ID - R1D321818469	12.875	05-01-30	7,015	6,045
Bank of America, Loan ID - R1D321840548	10.500	01-01-27	7,887	6,797
Bank of America, Loan ID - R1D321918874	11.875	10-01-37	3,996	3,443
Bank of America, Loan ID - R1D322074278	8.500	11-01-35	11,655	10,044
Bank of America, Loan ID - R1D322667123	8.750	02-25-28	12,653	10,905
Bank of America, Loan ID - R1D323504157 (I)	3.625	02-01-24	22,579	19,458
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	10,751	9,265
Bank of America, Loan ID - R1D324031544	9.875	04-01-30	19,146	16,500
Bank of America, Loan ID - R1D325026231	10.875	07-01-32	30,158	25,991
Bank of America, Loan ID - R1D325438993	8.250	04-01-32	9,182	7,913
Bank of America, Loan ID - R1D32679861	10.750	12-01-37	2,202	1,898
Bank of America, Loan ID - R1D326967519 (G)	8.750	02-01-30	18,307	15,777
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	8,554	7,372
Bank of America, Loan ID - R1D329973216	4.750	08-01-34	14,623	12,602
Bank of America, Loan ID - R1D330270792	4.000	06-25-28	110,065	94,854
Bank of America, Loan ID - R1D330690727	11.250	09-01-38	4,042	3,484
Bank of America, Loan ID - R1D331070648	8.625	05-01-37	6,169	5,316
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,685	9,208
Bank of America, Loan ID - R1D331351411	8.000	11-01-37	30,203	26,029
Bank of America, Loan ID - R1D331458114	3.500	05-25-28	10,999	9,479
Bank of America, Loan ID - R1D331576772	10.500	12-25-28	2,530	2,180
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	21,081	18,168
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	8,968	7,729
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	6,709
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	17,003	14,653
Bank of America, Loan ID - R1D335198863	10.750	02-01-47	9,392	8,094
Bank of America, Loan ID - R1D337634748	8.500	06-01-28	4,892	4,216
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	20,864	17,981
Bank of America, Loan ID - R1D338042145	11.750	10-01-36	7,904	6,811
Bank of America, Loan ID - R1D338549417	11.750	09-25-28	3,942	3,397
Bank of America, Loan ID - R1D33861070	8.000	01-01-27	17,763	15,308
Bank of America, Loan ID - R1D338772808	10.125	02-01-25	3,172	2,734
Bank of America, Loan ID - R1D338898471	9.000	10-01-37	5,799	4,998
Bank of America, Loan ID - R1D339013845 (I)	12.375	06-01-24	4,689	4,041
Bank of America, Loan ID - R1D339156671	10.750	06-01-27	10,080	8,687
Bank of America, Loan ID - R1D339162089	11.750	10-01-25	8,363	7,208
Bank of America, Loan ID - R1D339392762	8.625	07-01-38	4,328	3,730
Bank of America, Loan ID - R1D339696568	10.125	10-01-28	9,377	8,081
Bank of America, Loan ID - R1D339751518	9.750	07-01-30	6,212	5,354
Bank of America, Loan ID - R1D339870995	12.375	10-25-28	5,132	4,423
Bank of America, Loan ID - R1D339997495	11.750	08-01-31	8,078	6,961
Bank of America, Loan ID - R1D340114252	4.625	10-01-28	22,487	19,379
Bank of America, Loan ID - R1D340286517	11.250	12-01-34	8,873	7,647
3	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D340328413	8.750	06-01-48	4,619	$3,980
Bank of America, Loan ID - R1D340556545	8.250	08-01-32	13,998	12,063
Bank of America, Loan ID - R1D340682846	4.000	02-01-35	30,075	25,919
Bank of America, Loan ID - R1D340799167	9.625	03-01-25	57,096	49,205
Bank of America, Loan ID - R1D340884636	10.750	09-01-37	8,265	7,122
Bank of America, Loan ID - R1D341154994	10.125	02-01-35	2,830	2,439
Bank of America, Loan ID - R1D341172732	10.750	03-01-25	5,798	4,997
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	13,689	11,798
Bank of America, Loan ID - R1D341275604	11.750	09-01-24	2,282	1,967
Bank of America, Loan ID - R1D341322613	11.750	12-01-60	2,221	1,914
Bank of America, Loan ID - R1D341390326	11.875	11-01-37	4,266	3,677
Bank of America, Loan ID - R1D341457276	11.750	02-01-28	11,437	9,857
Bank of America, Loan ID - R1D341636404	10.750	11-25-28	11,241	9,688
Bank of America, Loan ID - R1D344823261	10.750	12-01-30	323	278
Bank of America, Loan ID - R1D344880025	10.750	09-01-24	9,235	7,959
Bank of America, Loan ID - R1D344899622	8.250	07-01-29	35,052	30,208
Bank of America, Loan ID - R1D344988281	8.000	12-01-28	14,767	12,726
Bank of America, Loan ID - R1D345104108	11.250	07-25-29	16,208	13,968
Bank of America, Loan ID - R1D345110610	4.250	01-01-30	50,649	43,649
Bank of America, Loan ID - R1D345137370	10.125	11-01-38	3,741	3,224
Bank of America, Loan ID - R1D345207689	10.625	01-01-52	3,038	2,618
Bank of America, Loan ID - R1D345296610	10.125	04-01-28	15,221	13,117
Bank of America, Loan ID - R1D345477899	10.250	11-01-36	1,514	1,305
Bank of America, Loan ID - R1D345587535 (H)	9.875	11-01-36	27,471	23,674
Bank of America, Loan ID - R1D345602157	13.125	03-01-37	16,575	14,284
Bank of America, Loan ID - R1D345670228	10.125	11-25-28	4,340	3,740
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	7,885	6,795
Bank of America, Loan ID - R1D345756898	6.625	04-01-25	3,426	2,952
Bank of America, Loan ID - R1D345890887	10.125	02-01-62	2,658	2,290
Bank of America, Loan ID - R1D345901395 (I)	10.750	03-01-24	5,640	4,861
Bank of America, Loan ID - R1D345907416	10.125	07-01-31	9,197	7,926
Bank of America, Loan ID - R1D345924792	3.750	05-01-35	52,220	45,004
Bank of America, Loan ID - R1D345932279	10.500	12-25-28	4,133	3,562
Bank of America, Loan ID - R1D345954233	10.500	08-01-24	8,522	7,344
Bank of America, Loan ID - R1D346002313	3.625	09-01-35	120,184	103,575
Bank of America, Loan ID - R1D346131763	9.500	08-01-28	28,038	24,163
Bank of America, Loan ID - R1D346134156	3.500	06-01-30	25,636	22,094
Bank of America, Loan ID - R1D346443425	10.750	09-01-40	5,120	4,412
Bank of America, Loan ID - R1D346466520	11.750	05-01-36	7,881	6,792
Bank of America, Loan ID - R1D346861677 (H)	11.000	07-01-24	6,412	5,526
Bank of America, Loan ID - R1D347017838	11.750	04-01-38	4,393	3,786
Bank of America, Loan ID - R1D347088470	10.500	02-01-25	3,241	2,793
Bank of America, Loan ID - R1D347304802	3.750	01-25-29	118,944	102,506
Bank of America, Loan ID - R1D347307643	10.625	01-01-29	14,005	12,070
Bank of America, Loan ID - R1D347309299 (H)	11.500	11-01-45	12,135	10,458
Bank of America, Loan ID - R1D347380108	11.375	03-01-26	8,381	7,222
Bank of America, Loan ID - R1D347661162	8.625	07-01-25	429	370
Bank of America, Loan ID - R1D347671501	10.000	12-01-32	25,015	21,558
Bank of America, Loan ID - R1D347751726	8.750	12-25-28	9,051	7,800
Bank of America, Loan ID - R1D347751887 (G)	8.250	11-25-28	17,426	15,018
Bank of America, Loan ID - R1D347806979	8.000	06-01-36	4,009	3,455
Bank of America, Loan ID - R1D347878229	9.500	10-05-33	8,837	7,616
Bank of America, Loan ID - R1D348024808	7.500	09-01-24	27,981	24,114
Bank of America, Loan ID - R1D348084672	8.000	02-25-29	15,760	13,582
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D348108123	8.000	07-01-29	76,040	$65,531
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	6,377	5,496
Bank of America, Loan ID - R1D348299081	11.750	01-25-29	8,937	7,702
Bank of America, Loan ID - R1D348366548	11.750	12-01-36	320	275
Bank of America, Loan ID - R1D348672470 (G)	3.000	12-01-31	24,887	21,448
Bank of America, Loan ID - R1D348696252	11.000	03-01-28	8,703	7,501
Bank of America, Loan ID - R1D348943151	11.250	05-01-37	9,017	7,771
Bank of America, Loan ID - R1D349060460	10.500	05-25-29	5,616	4,840
Bank of America, Loan ID - R1D349228775	11.875	07-01-34	4,088	3,523
Bank of America, Loan ID - R1D349499896	9.375	02-25-29	7,758	6,686
Bank of America, Loan ID - R1D351675329	8.000	10-01-33	34,922	30,096
Bank of America, Loan ID - R1D351889492	8.250	09-01-28	45,936	39,588
Bank of America, Loan ID - R1D352062298	9.500	06-01-28	35,271	30,396
Bank of America, Loan ID - R1D354260276	8.250	04-01-29	187	161
Bank of America, Loan ID - R1D354445591	8.750	03-01-27	8,243	7,104
Bank of America, Loan ID - R1D355097223	9.375	12-01-55	24,402	21,030
Bank of America, Loan ID - R1D355097959	5.000	08-01-25	123,346	106,299
Bank of America, Loan ID - R1D355403629	11.875	05-01-48	1,450	1,249
Bank of America, Loan ID - R1D356173883	8.250	09-01-30	40,269	34,704
Bank of America, Loan ID - R1D356181172	8.250	06-25-29	19,058	16,424
Bank of America, Loan ID - R1D356499075 (I)	10.750	03-01-24	5,300	4,567
Bank of America, Loan ID - R1D356699520	4.000	09-01-25	24,485	21,102
Bank of America, Loan ID - R1D356859476 (I)	8.500	04-01-24	11,974	10,319
Bank of America, Loan ID - R1D357357292	11.750	12-01-32	8,554	7,372
Bank of America, Loan ID - R1D359564954	3.750	12-01-30	105,631	91,033
Bank of America, Loan ID - R1D360095964 (I)	10.500	01-01-24	12,728	10,969
Bank of America, Loan ID - R1D360234127 (H)	8.250	01-01-37	27,907	24,051
Bank of America, Loan ID - R1D360265715	11.250	03-01-35	5,543	4,777
Bank of America, Loan ID - R1D36034652	10.250	11-01-35	6,371	5,490
Bank of America, Loan ID - R1D361381490	8.250	02-01-27	16,255	14,008
Bank of America, Loan ID - R1D361469782	10.125	11-01-36	4,746	4,090
Bank of America, Loan ID - R1D361537011	4.130	05-25-29	211,094	181,921
Bank of America, Loan ID - R1D361608499	10.250	05-01-58	5,662	4,879
Bank of America, Loan ID - R1D361739084	8.000	12-01-32	4,177	3,600
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	8,804	7,587
Bank of America, Loan ID - R1D361936975	8.250	05-01-36	23,722	20,443
Bank of America, Loan ID - R1D361948846	9.500	09-01-51	1,771	1,526
Bank of America, Loan ID - R1D362044297	9.250	06-01-35	16,734	14,421
Bank of America, Loan ID - R1D362044305	9.250	05-01-31	16,740	14,426
Bank of America, Loan ID - R1D362088294	8.750	08-01-24	70,832	61,043
Bank of America, Loan ID - R1D362185211	8.250	05-25-29	51,849	44,683
Bank of America, Loan ID - R1D362633573	8.375	07-25-29	38,147	32,875
Bank of America, Loan ID - R1D362668892	3.875	06-01-25	36,741	31,663
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	4,361
Bank of America, Loan ID - R1D362756193	10.125	06-25-29	2,277	1,962
Bank of America, Loan ID - R1D363207796 (H)	8.250	07-01-29	72,891	62,817
Bank of America, Loan ID - R1D363420996 (H)	11.000	05-25-29	11,711	10,093
Bank of America, Loan ID - R1D363599719	9.875	08-01-29	132,944	114,571
Bank of America, Loan ID - R1D363833514	8.625	05-01-28	11,280	9,721
Bank of America, Loan ID - R1D363873763 (H)	2.000	08-01-29	43,163	37,198
Bank of America, Loan ID - R1D363893233	3.750	05-01-30	156,003	134,443
Bank of America, Loan ID - R1D363899752	11.750	11-01-37	7,982	6,879
Bank of America, Loan ID - R1D363904900	8.000	07-01-30	25,318	21,819
Bank of America, Loan ID - R1D364621981	9.500	12-01-47	3,008	2,592
5	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	1,500	$1,293
Bank of America, Loan ID - R1D36498874	10.875	11-01-35	2,036	1,755
Bank of America, Loan ID - R1D365497744	3.625	05-01-30	95,196	82,040
Bank of America, Loan ID - R1D365732055	8.250	02-01-48	6,944	5,985
Bank of America, Loan ID - R1D366122718	10.625	10-01-38	4,092	3,527
Bank of America, Loan ID - R1D366268863	10.125	10-01-27	1,901	1,639
Bank of America, Loan ID - R1D36627178	3.875	04-01-31	85,652	73,815
Bank of America, Loan ID - R1D366643686	9.375	09-25-29	43,440	37,436
Bank of America, Loan ID - R1D366683283	9.500	08-01-64	28,035	24,160
Bank of America, Loan ID - R1D366831278	8.000	08-25-29	18,180	15,668
Bank of America, Loan ID - R1D366865047	11.750	08-25-29	6,598	5,686
Bank of America, Loan ID - R1D366899536	4.875	12-01-35	39,375	33,934
Bank of America, Loan ID - R1D366957506	11.250	04-01-37	20,536	17,698
Bank of America, Loan ID - R1D367129539 (G)	10.125	03-01-25	11,111	9,575
Bank of America, Loan ID - R1D367146938	9.375	04-01-32	11,801	10,170
Bank of America, Loan ID - R1D367318342	10.125	07-01-27	4,724	4,071
Bank of America, Loan ID - R1D367340376	9.375	03-01-48	32,674	28,158
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	15
Bank of America, Loan ID - R1D367593182	8.500	09-01-25	44,052	37,964
Bank of America, Loan ID - R1D367822183	8.625	08-25-29	13,041	11,239
Bank of America, Loan ID - R1D367978692	10.500	02-01-25	11,036	9,511
Bank of America, Loan ID - R1D367979468	10.625	09-01-28	10,725	9,243
Bank of America, Loan ID - R1D368071015	8.500	08-01-24	14,272	12,300
Bank of America, Loan ID - R1D368109493	10.500	02-01-49	235	202
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	18,885
Bank of America, Loan ID - R1D368465662	10.500	06-01-26	1,982	1,708
Bank of America, Loan ID - R1D37065578	10.000	05-01-41	3,378	2,911
Bank of America, Loan ID - R1D377116667 (H)	12.125	08-01-24	9,988	8,608
Bank of America, Loan ID - R1D378464847	9.875	09-25-29	16,026	13,811
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	86,632
Bank of America, Loan ID - R1D382866130	3.750	02-01-31	246,598	212,518
Bank of America, Loan ID - R1D382964334	8.250	04-01-25	551	475
Bank of America, Loan ID - R1D383023953	8.000	07-01-28	45,086	38,855
Bank of America, Loan ID - R1D383930490	8.000	05-01-37	26,955	23,230
Bank of America, Loan ID - R1D383989247	8.000	01-01-34	14,679	12,650
Bank of America, Loan ID - R1D384203747	3.750	10-25-29	183,530	158,166
Bank of America, Loan ID - R1D384640739	8.875	12-01-30	12,836	11,062
Bank of America, Loan ID - R1D385022522 (H)	8.250	10-01-29	44,067	37,977
Bank of America, Loan ID - R1D386282717	8.625	11-25-29	8,389	7,229
Bank of America, Loan ID - R1D396995685	4.375	03-01-26	506,143	436,194
Bank of America, Loan ID - R1D397015502	8.625	05-25-30	12,734	10,974
Bank of America, Loan ID - R1D39701670	14.375	04-01-28	7,595	6,545
Bank of America, Loan ID - R1D4135626031 (H)	9.500	10-11-35	58,336	41,541
Bank of America, Loan ID - R1D4135626439	4.410	11-15-31	155,581	110,789
Bank of America, Loan ID - R1D4135734289	8.500	11-24-35	22,687	16,156
Bank of America, Loan ID - R1D4142769943 (G)	8.750	05-24-36	20,414	14,537
Bank of America, Loan ID - R1D4142800616	8.500	04-25-36	12,648	9,007
Bank of America, Loan ID - R1D4142828361	8.750	04-19-36	47,210	33,618
Bank of America, Loan ID - R1D4142856650	8.500	06-23-36	34,014	24,222
Bank of America, Loan ID - R1D4142878025 (H)	5.000	04-25-36	165,014	117,506
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	40,623
Bank of America, Loan ID - R1D4159368640	8.500	10-01-36	56,605	40,309
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	19,592	13,951
Bank of America, Loan ID - R1D4872500158	5.125	08-01-55	9,801	6,979
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4874021873 (H)	6.125	11-01-34	165,208	$117,645
Bank of America, Loan ID - R1D4875021313	8.840	02-01-34	9,517	6,777
Bank of America, Loan ID - R1D4875387526 (H)	7.640	01-01-29	21,431	15,261
Bank of America, Loan ID - R1D4875700321 (H)	7.100	06-30-30	17,365	12,365
Bank of America, Loan ID - R1D4875704583 (H)	7.750	09-22-30	10,623	7,564
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	394,404	280,855
Bank of America, Loan ID - R1D4875958325 (H)	8.440	12-01-31	16,492	11,744
Bank of America, Loan ID - R1D4875960106 (G)	8.090	04-15-32	40,984	29,185
Bank of America, Loan ID - R1D4875973630 (H)	8.090	03-01-31	22,201	15,809
Bank of America, Loan ID - R1D4876049582 (G)	8.240	07-18-32	18,292	13,026
Bank of America, Loan ID - R1D4876317082 (H)	7.490	07-29-30	59,371	42,278
Bank of America, Loan ID - R1D4876484679 (H)	7.740	06-26-31	99,115	70,580
Bank of America, Loan ID - R1D4876635543 (G)	7.740	09-17-32	28,074	19,991
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	61,239	43,608
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	348,900	248,452
Bank of America, Loan ID - R1D4876765322	7.990	05-25-35	32,731	23,308
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	98,244
Bank of America, Loan ID - R1D4876787441 (H)	3.000	09-01-54	333,844	237,730
Bank of America, Loan ID - R1D4877096402 (G)	9.240	05-01-35	30,803	21,935
Bank of America, Loan ID - R1D4877182962 (H)	5.059	11-12-31	48,719	34,693
Bank of America, Loan ID - R1D4877458965	4.000	10-20-34	55,220	39,322
Bank of America, Loan ID - R1D4877498694 (H)	7.690	12-10-29	9,393	6,688
Bank of America, Loan ID - R1D4877518821	10.490	10-25-31	18,422	13,118
Bank of America, Loan ID - R1D4877521188 (G)	6.190	02-09-32	14,088	10,032
Bank of America, Loan ID - R1D625920381	8.750	10-25-29	6,035	5,436
Bank of America, Loan ID - R1D645293729	8.500	11-25-28	2,913	2,624
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	80,108	72,162
Bank of America, Loan ID - R1D65354358	10.875	11-25-29	10,075	9,076
Bank of America, Loan ID - R1D654825694	11.000	10-25-29	462	416
Bank of America, Loan ID - R1D656506660	11.500	06-25-29	7,057	6,357
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	5,746	5,176
Bank of America, Loan ID - R1D659579588	11.375	07-25-29	16,203	14,595
Bank of America, Loan ID - R1D660513322	3.500	08-01-29	43,919	39,562
Bank of America, Loan ID - R1D661194855	12.500	09-25-29	21,378	19,258
Bank of America, Loan ID - R1D661198639	11.500	09-25-29	1,743	1,570
Bank of America, Loan ID - R1D662692977	8.500	07-25-29	17,360	15,638
Bank of America, Loan ID - R1D662956543	10.375	10-25-29	2,120	1,910
Bank of America, Loan ID - R1D663275376	3.625	11-25-29	73,840	66,515
Bank of America, Loan ID - R1D663450913	12.000	10-25-29	9,308	8,384
Bank of America, Loan ID - R1D663679709	11.000	10-25-29	18,045	16,255
Bank of America, Loan ID - R1D663882323	10.375	10-25-29	8,273	7,453
Bank of America, Loan ID - R1D663977877	9.500	12-25-29	6,926	6,239
Bank of America, Loan ID - R1D664976594	11.500	10-25-29	2,361	2,127
Bank of America, Loan ID - R1D665123183	8.500	08-25-29	70,155	63,196
Bank of America, Loan ID - R1D665400024	10.500	11-25-29	8,958	8,069
Bank of America, Loan ID - R1D665729948	10.875	10-25-29	3,995	3,599
Bank of America, Loan ID - R1D666174494	11.000	10-25-29	12,590	11,341
Bank of America, Loan ID - R1D666480562	4.500	08-01-29	350,902	316,092
Bank of America, Loan ID - R1D667063186	9.125	10-25-29	933	840
Bank of America, Loan ID - R1D667282831	9.250	08-25-29	17,184	15,480
Bank of America, Loan ID - R1D667759124	12.000	11-25-29	12,464	11,228
Bank of America, Loan ID - R1D667789897	8.750	10-25-29	2,586	2,329
Bank of America, Loan ID - R1D667817878	8.875	08-25-29	35,080	31,600
Bank of America, Loan ID - R1D667955965	11.375	10-25-29	9,634	8,678
7	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D668134805	10.500	11-25-29	15,216	$13,706
Bank of America, Loan ID - R1D668175186	8.750	09-25-29	3,909	3,522
Bank of America, Loan ID - R1D668350421	10.500	10-25-29	15,930	14,350
Bank of America, Loan ID - R1D668477927	11.500	10-25-29	21,612	19,468
Bank of America, Loan ID - R1D67101124	12.000	11-25-29	14,802	13,333
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	6,437	5,799
Bank of America, Loan ID - R1D676527815	9.000	10-25-29	15	14
Bank of America, Loan ID - R1D676546412	5.250	10-25-29	144,930	130,553
Bank of America, Loan ID - R1D676710984	9.750	11-25-29	34,464	31,045
Bank of America, Loan ID - R1D676783039	10.375	11-25-29	14,533	13,091
Bank of America, Loan ID - R1D676786718	12.000	10-25-29	5,901	5,315
Bank of America, Loan ID - R1D677095414	9.000	10-25-29	22,426	20,202
Bank of America, Loan ID - R1D677199188	10.625	10-25-29	16,427	14,798
Bank of America, Loan ID - R1D677411237	10.375	10-25-29	10,188	9,177
Bank of America, Loan ID - R1D677428969	11.000	09-25-29	24,482	22,053
Bank of America, Loan ID - R1D677430401	12.000	10-25-29	29,825	26,867
Bank of America, Loan ID - R1D677448552	9.625	10-25-29	10,133	9,128
Bank of America, Loan ID - R1D677449020	9.375	09-25-29	34,047	30,670
Bank of America, Loan ID - R1D677449540	5.875	10-01-29	25,430	22,907
Bank of America, Loan ID - R1D677588112	12.500	08-25-29	18,282	16,468
Bank of America, Loan ID - R1D677759741	10.750	09-25-29	16,291	14,675
Bank of America, Loan ID - R1D677785217	10.000	09-25-29	14,010	12,621
Bank of America, Loan ID - R1D677785521	9.000	09-25-29	38,174	34,387
Bank of America, Loan ID - R1D677792417	3.625	09-25-29	29,613	26,675
Bank of America, Loan ID - R1D677910257	8.625	09-25-29	5,240	4,720
Bank of America, Loan ID - R1D678029048	9.750	10-25-29	19,563	17,622
Bank of America, Loan ID - R1D678181187	3.750	10-25-29	90,703	81,705
Bank of America, Loan ID - R1D678288897	12.000	10-25-29	10,308	9,285
Bank of America, Loan ID - R1D678347296	9.875	10-25-29	13,522	12,181
Bank of America, Loan ID - R1D678601292	10.625	10-25-29	29,280	26,376
Bank of America, Loan ID - R1D678715723	10.250	11-25-29	16,816	15,148
Bank of America, Loan ID - R1D678854988	3.250	10-01-29	44,077	39,705
Bank of America, Loan ID - R1D678856716	3.750	10-01-29	73,091	65,840
Bank of America, Loan ID - R1D678986092	11.000	11-25-29	5,441	4,901
Bank of America, Loan ID - R1D678986684	11.250	11-25-29	9,055	8,156
Bank of America, Loan ID - R1D679172828	11.000	11-25-29	11,188	10,078
Bank of America, Loan ID - R1D679180285	13.250	10-25-29	19,956	17,976
Bank of America, Loan ID - R1D679213009	11.625	06-25-29	5,504	4,958
Bank of America, Loan ID - R1D679251070	10.250	11-25-29	42,380	38,176
Bank of America, Loan ID - R1D681746961	11.500	09-25-29	9,588	8,637
Bank of America, Loan ID - R1D681784389 (G)	3.875	09-25-29	379,955	342,264
Bank of America, Loan ID - R1D681930432	11.250	10-25-29	6,579	5,926
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	29,113	26,225
Bank of America, Loan ID - R1D681965866	9.500	10-25-29	11,350	10,224
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	4,203	3,786
Bank of America, Loan ID - R1D682034637	8.500	11-25-29	16,927	15,248
Bank of America, Loan ID - R1D682037538	12.000	10-25-29	7	6
Bank of America, Loan ID - R1D682118266	8.750	10-25-29	13,864	12,488
Bank of America, Loan ID - R1D682137392	3.750	12-25-29	68,333	61,555
Bank of America, Loan ID - R1D682188145	11.500	10-25-29	12,207	10,996
Bank of America, Loan ID - R1D682238486	9.250	09-25-29	37,477	33,760
Bank of America, Loan ID - R1D682377981	9.000	10-25-29	19,353	17,434
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	15,361	13,837
Bank of America, Loan ID - R1D682585998	11.500	10-25-29	317	285
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D682663667	11.000	10-25-29	10,419	$9,386
Bank of America, Loan ID - R1D682746907	10.875	10-25-29	18,690	16,836
Bank of America, Loan ID - R1D682800794	10.750	10-25-29	16,716	15,058
Bank of America, Loan ID - R1D682910647	3.875	10-25-29	87,700	79,000
Bank of America, Loan ID - R1D683002263	11.375	11-25-29	20,524	18,488
Bank of America, Loan ID - R1D683013402	8.500	11-25-29	11,327	10,204
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,691	2,424
Bank of America, Loan ID - R1D683041593	12.000	10-25-29	2,286	2,059
Bank of America, Loan ID - R1D683086895	10.750	10-25-29	14,428	12,997
Bank of America, Loan ID - R1D683134629	11.000	10-25-29	10,564	9,516
Bank of America, Loan ID - R1D683146203	12.375	10-25-29	6,352	5,722
Bank of America, Loan ID - R1D683164492	3.875	10-25-29	215,964	194,541
Bank of America, Loan ID - R1D683170000	6.750	10-25-29	17,414	15,686
Bank of America, Loan ID - R1D683209918	8.500	10-25-29	6,232	5,614
Bank of America, Loan ID - R1D683247647	10.875	10-25-29	11,365	10,238
Bank of America, Loan ID - R1D683282764	12.625	11-25-29	18,650	16,799
Bank of America, Loan ID - R1D683293716	10.250	10-25-29	32,656	29,416
Bank of America, Loan ID - R1D683355608	8.750	10-25-29	14,542	13,099
Bank of America, Loan ID - R1D683378087	9.000	10-25-29	62,177	56,009
Bank of America, Loan ID - R1D683382736	8.500	10-25-29	6,923	6,236
Bank of America, Loan ID - R1D683433137	8.500	10-25-29	2,200	1,982
Bank of America, Loan ID - R1D683444529	10.875	10-25-29	676	609
Bank of America, Loan ID - R1D683508082	9.625	10-25-29	17,182	15,478
Bank of America, Loan ID - R1D683534085	10.750	10-25-29	1,093	984
Bank of America, Loan ID - R1D683558159	10.750	11-25-29	5,667	5,105
Bank of America, Loan ID - R1D683561889	9.500	10-25-29	7,845	7,067
Bank of America, Loan ID - R1D683594230	4.625	10-01-29	73,272	66,003
Bank of America, Loan ID - R1D683598309	11.500	11-25-29	9,490	8,549
Bank of America, Loan ID - R1D683612904	10.375	10-25-29	1,875	1,689
Bank of America, Loan ID - R1D683728065	9.625	10-25-29	17,901	16,125
Bank of America, Loan ID - R1D683791396	9.500	10-25-29	53,925	48,576
Bank of America, Loan ID - R1D683806868	12.000	11-25-29	1,768	1,592
Bank of America, Loan ID - R1D683838320	4.750	10-01-29	23,994	21,614
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	2,312	2,083
Bank of America, Loan ID - R1D683868522	4.125	10-01-29	60,164	54,196
Bank of America, Loan ID - R1D683884018	11.000	11-25-29	6,024	5,427
Bank of America, Loan ID - R1D683995587	4.375	10-25-29	213,743	192,540
Bank of America, Loan ID - R1D684092694	11.000	10-25-29	1,943	1,750
Bank of America, Loan ID - R1D684137068	11.500	10-25-29	5,236	4,717
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	5,513	4,966
Bank of America, Loan ID - R1D684224954	9.625	11-25-29	6,018	5,421
Bank of America, Loan ID - R1D684241912	10.375	10-25-29	3,060	2,757
Bank of America, Loan ID - R1D684283115	9.500	10-25-29	20,002	18,018
Bank of America, Loan ID - R1D684332669	10.375	11-25-29	4,905	4,418
Bank of America, Loan ID - R1D684335286	12.000	10-25-29	7,813	7,038
Bank of America, Loan ID - R1D684401932	4.875	10-01-29	32,644	29,406
Bank of America, Loan ID - R1D684423921	12.750	10-25-29	3,139	2,828
Bank of America, Loan ID - R1D684438382	9.250	11-25-29	42,908	38,651
Bank of America, Loan ID - R1D684449129	9.625	10-25-29	21,318	19,203
Bank of America, Loan ID - R1D684477402	12.000	10-25-29	15,401	13,873
Bank of America, Loan ID - R1D684517492	5.625	10-25-29	32,592	29,359
Bank of America, Loan ID - R1D684551330	11.000	11-25-29	4,014	3,616
Bank of America, Loan ID - R1D684611565	12.000	11-25-29	2,451	2,207
Bank of America, Loan ID - R1D684623098	8.750	11-25-29	18,203	16,397
9	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D684628671	12.000	10-25-29	3,687	$3,321
Bank of America, Loan ID - R1D684714187	8.750	10-25-29	18,297	16,482
Bank of America, Loan ID - R1D684718416	12.000	11-25-29	22,447	20,220
Bank of America, Loan ID - R1D684756906	12.000	10-25-29	7,758	6,989
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	4,623	4,165
Bank of America, Loan ID - R1D684779309	9.625	12-25-29	12,569	11,322
Bank of America, Loan ID - R1D684793043	10.375	11-30-29	10,115	9,112
Bank of America, Loan ID - R1D684824695	10.750	10-25-29	2,759	2,485
Bank of America, Loan ID - R1D684846066	10.750	11-25-29	15,618	14,069
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	18,680	16,827
Bank of America, Loan ID - R1D684967411 (G)	4.250	11-25-29	92,711	83,514
Bank of America, Loan ID - R1D684980716	8.875	10-25-29	29,298	26,391
Bank of America, Loan ID - R1D685097423	11.000	10-25-29	1,726	1,555
Bank of America, Loan ID - R1D685166959	11.125	11-25-29	13	11
Bank of America, Loan ID - R1D685221694	12.000	11-25-29	2,879	2,594
Bank of America, Loan ID - R1D685244633	12.000	11-25-29	16,198	14,591
Bank of America, Loan ID - R1D685286302	10.750	11-25-29	8,392	7,560
Bank of America, Loan ID - R1D685302504	10.375	11-25-29	17,026	15,337
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	6,718	6,051
Bank of America, Loan ID - R1D685531245	11.000	12-25-29	2,056	1,852
Bank of America, Loan ID - R1D685834100	12.000	11-25-29	5,252	4,731
Bank of America, Loan ID - R1D685845319	8.500	11-25-29	54,657	49,235
Bank of America, Loan ID - R1D685853757	10.375	11-25-29	114	103
Bank of America, Loan ID - R1D685928028	12.000	10-25-29	17,720	15,963
Bank of America, Loan ID - R1D685937267	8.750	11-25-29	11,718	10,555
Bank of America, Loan ID - R1D685945624	5.125	01-01-30	61,519	55,416
Bank of America, Loan ID - R1D685946384	4.750	12-01-29	54,162	48,790
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	9,259	8,341
Bank of America, Loan ID - R1D685979295	3.625	10-25-29	2,901	2,613
Bank of America, Loan ID - R1D686107034	4.750	11-01-29	35,636	32,101
Bank of America, Loan ID - R1D686170042	9.125	11-25-29	149,351	134,535
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	7,404	6,670
Bank of America, Loan ID - R1D686185292	4.875	10-01-29	64,958	58,514
Bank of America, Loan ID - R1D686194538	4.000	12-25-29	106,998	96,383
Bank of America, Loan ID - R1D686204803	8.500	11-25-29	27,520	24,790
Bank of America, Loan ID - R1D686248222	11.500	11-25-29	9,303	8,380
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	5,595	5,040
Bank of America, Loan ID - R1D686392408	6.250	11-25-29	82,692	74,489
Bank of America, Loan ID - R1D686403257	8.875	11-25-29	9,025	8,130
Bank of America, Loan ID - R1D686417680	4.000	11-25-29	43,794	39,450
Bank of America, Loan ID - R1D686420295	3.875	12-01-29	21,888	19,716
Bank of America, Loan ID - R1D686463364	3.625	11-25-29	42,546	38,325
Bank of America, Loan ID - R1D686481633	12.000	11-25-29	17,696	15,940
Bank of America, Loan ID - R1D686521219	10.750	11-25-29	4,127	3,718
Bank of America, Loan ID - R1D686527895	11.000	11-25-29	10,582	9,532
Bank of America, Loan ID - R1D686578566	9.625	12-25-29	10,216	9,202
Bank of America, Loan ID - R1D686606955	8.500	11-25-29	10,184	9,174
Bank of America, Loan ID - R1D686659596	3.625	11-25-29	48,069	43,301
Bank of America, Loan ID - R1D686677982	11.000	11-25-29	8,870	7,990
Bank of America, Loan ID - R1D686679970	11.000	11-25-29	7,000	6,306
Bank of America, Loan ID - R1D686681422	4.500	11-01-29	50,724	45,693
Bank of America, Loan ID - R1D686730930	4.125	11-01-29	71,681	64,570
Bank of America, Loan ID - R1D686731922	8.875	11-25-29	10,375	9,346
Bank of America, Loan ID - R1D686797077	13.000	11-25-29	6,400	5,765
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D686812987	11.500	11-25-29	343	$309
Bank of America, Loan ID - R1D686877830	8.750	11-25-29	3,602	3,244
Bank of America, Loan ID - R1D686921545	9.000	11-25-29	20,700	18,646
Bank of America, Loan ID - R1D687043683	11.000	11-25-29	11,610	10,458
Bank of America, Loan ID - R1D687049159	9.000	12-25-29	19,345	17,426
Bank of America, Loan ID - R1D687194397	4.250	11-01-29	55,338	49,849
Bank of America, Loan ID - R1D687370577	3.625	11-25-29	121,691	109,619
Bank of America, Loan ID - R1D687663380	3.625	11-25-29	52,371	47,176
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	68,378	50,183
Capital Asset Management, Loan ID - R1D1164563	2.496	07-01-50	470,955	345,634
Capital Asset Management, Loan ID - R1D1164608 (G)	9.020	01-01-39	73,539	53,970
Capital Asset Management, Loan ID - R1D1182587	3.000	09-01-54	100,719	73,917
Capital Asset Management, Loan ID - R1D1182798	5.050	12-01-60	123,841	90,887
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	41,031	30,113
Capital Asset Management, Loan ID - R1D1183623	12.375	11-01-36	52,998	38,895
Capital Asset Management, Loan ID - R1D1183665	9.000	02-01-62	322,511	236,691
Capital Asset Management, Loan ID - R1D1183940	4.000	07-01-56	109,666	80,484
Capital Asset Management, Loan ID - R1D1184084 (G)	2.000	02-01-49	46,743	34,305
Capital Asset Management, Loan ID - R1D1184204	12.375	12-01-36	65,739	48,246
Capital Asset Management, Loan ID - R1D1184992 (G)	4.000	11-10-43	33,494	24,582
Capital Asset Management, Loan ID - R1D1185065	3.000	02-01-62	72,741	53,384
Capital Asset Management, Loan ID - R1D1185111	4.000	08-01-53	84,474	61,995
Capital Asset Management, Loan ID - R1D1185232	10.750	10-01-36	88,529	64,971
Capital Asset Management, Loan ID - R1D1213420	7.650	03-01-37	51,738	37,970
Capital Asset Management, Loan ID - R1D1214687 (H)	9.000	01-01-52	146,102	107,225
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	127,822	93,809
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,151	34,604
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	8,605	6,315
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	20,383	14,959
Capital Asset Management, Loan ID - R1D1250210	7.350	04-15-32	152,127	111,646
Capital Asset Management, Loan ID - R1D1250878	7.500	10-25-38	5,806	4,261
Capital Asset Management, Loan ID - R1D1251042 (G)	6.000	07-05-41	41,021	30,105
Capital Asset Management, Loan ID - R1D1251729 (H)	4.000	04-06-29	17,506	12,847
Capital Asset Management, Loan ID - R1D1252559	5.500	08-10-37	54,955	40,331
Capital Asset Management, Loan ID - R1D1253196	4.250	12-01-49	24,017	17,626
Capital Asset Management, Loan ID - R1D1270232	6.696	12-01-32	9,081	6,664
Capital Asset Management, Loan ID - R1D1270489	4.999	02-01-25	6,277	4,607
Capital Asset Management, Loan ID - R1D1270661 (G)	4.625	04-01-24	2,400	1,761
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	68,078	49,962
Capital Asset Management, Loan ID - R1D1271079	4.999	10-01-38	33,175	24,347
Capital Asset Management, Loan ID - R1D1271156	4.875	02-01-40	38,759	28,445
Capital Asset Management, Loan ID - R1D1271259	4.250	09-01-24	2,382	1,748
Capital Asset Management, Loan ID - R1D1272159	11.496	04-01-28	13,378	9,818
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	16,048	11,778
Capital Asset Management, Loan ID - R1D1273594	8.004	06-01-34	10,565	7,754
Capital Asset Management, Loan ID - R1D1275196	10.690	04-01-25	322	237
Capital Asset Management, Loan ID - R1D1282178	3.500	11-01-38	63,914	46,907
Capital Asset Management, Loan ID - R1D1282763	4.500	12-01-36	15,652	11,487
Capital Asset Management, Loan ID - R1D1282909	2.000	06-01-50	23,283	17,088
Capital Asset Management, Loan ID - R1D1282990	7.000	11-01-34	14,084	10,336
Capital Asset Management, Loan ID - R1D1283326	4.000	05-01-36	79,136	58,078
Capital Asset Management, Loan ID - R1D1284156	4.000	11-01-49	29,847	21,904
Capital Asset Management, Loan ID - R1D1284260	4.500	11-01-36	19,822	14,547
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	101,608	74,570
11	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1285155	4.625	01-01-38	895	$657
Capital Asset Management, Loan ID - R1D1285308	9.125	12-01-38	32,464	23,826
Capital Asset Management, Loan ID - R1D1314052	2.000	06-01-48	75,460	55,380
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	991
Capital Asset Management, Loan ID - R1D1314557 (G)	12.514	11-12-21	5,188	3,808
Capital Asset Management, Loan ID - R1D1314706 (G)	4.000	08-03-46	77,125	56,602
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	22,039	16,175
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-33	9,440	6,928
Capital Asset Management, Loan ID - R1D1315361	4.000	11-10-39	53,290	39,110
Capital Asset Management, Loan ID - R1D1315396	4.000	06-28-26	1,857	1,363
Capital Asset Management, Loan ID - R1D1315686 (G)	4.000	09-28-40	28,979	21,267
Capital Asset Management, Loan ID - R1D1316119	15.500	02-16-26	4,623	3,393
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	34,917	25,625
Capital Asset Management, Loan ID - R1D1316856 (H)	15.080	06-23-24	2,558	1,878
Capital Asset Management, Loan ID - R1D1316964	6.000	07-01-57	55,212	40,520
Capital Asset Management, Loan ID - R1D1317365	4.000	02-01-48	30,519	22,398
Capital Asset Management, Loan ID - R1D1317596 (G)	6.000	07-02-34	38,765	28,450
Capital Asset Management, Loan ID - R1D1317620	7.000	05-01-32	76,030	55,798
Capital Asset Management, Loan ID - R1D1317738 (H)	3.000	06-01-58	75,914	55,714
Capital Asset Management, Loan ID - R1D1318197	2.000	08-09-37	51,349	37,685
Capital Asset Management, Loan ID - R1D1318692	0.000	10-14-27	3,676	2,698
Capital Asset Management, Loan ID - R1D1318890	0.000	03-27-33	8,685	6,374
Capital Asset Management, Loan ID - R1D1319206 (H)	0.001	09-13-25	1,890	1,387
Capital Asset Management, Loan ID - R1D1319235 (H)	0.001	03-28-24	539	395
Capital Asset Management, Loan ID - R1D1319347	0.000	11-12-24	311	228
Capital Asset Management, Loan ID - R1D1320040	0.000	01-12-28	3,298	2,420
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	657	482
Capital Asset Management, Loan ID - R1D1320523	14.875	09-23-25	2,782	2,041
Capital Asset Management, Loan ID - R1D1320554	0.000	06-12-28	3,141	2,305
Capital Asset Management, Loan ID - R1D1320600	0.000	01-19-30	4,324	3,174
Capital Asset Management, Loan ID - R1D1320611	0.000	06-18-53	12,525	9,192
Capital Asset Management, Loan ID - R1D1320655	0.000	03-21-26	1,619	1,188
Capital Asset Management, Loan ID - R1D1320758 (H)	0.000	12-15-34	5,512	4,045
Capital Asset Management, Loan ID - R1D1320769	0.000	07-28-30	4,788	3,514
Capital Asset Management, Loan ID - R1D1320882	0.001	10-15-27	4,144	3,041
Capital Asset Management, Loan ID - R1D1330294	11.000	12-01-24	1,148	843
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	8,573	6,292
Capital Asset Management, Loan ID - R1D1330858	16.000	07-01-36	56,791	41,679
Capital Asset Management, Loan ID - R1D1331024 (H)	12.389	01-15-23	14,346	10,529
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	19,840	14,560
Capital Asset Management, Loan ID - R1D1331710 (G)	0.000	11-01-35	28,907	21,215
Capital Asset Management, Loan ID - R1D1331723	5.000	10-01-51	44,153	32,404
Capital Asset Management, Loan ID - R1D1332032	0.000	08-01-35	11,588	8,504
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	13,126	9,633
Capital Asset Management, Loan ID - R1D1332371	0.000	08-01-38	27,479	20,167
Capital Asset Management, Loan ID - R1D1332645	10.000	09-01-31	12,051	8,844
Capital Asset Management, Loan ID - R1D1332898	0.000	03-01-37	22,560	16,557
Capital Asset Management, Loan ID - R1D1332973	10.000	08-01-38	9,626	7,064
Capital Asset Management, Loan ID - R1D1333226	0.000	09-01-25	41,019	30,104
Capital Asset Management, Loan ID - R1D1333231 (H)	0.000	08-01-37	12,875	9,449
Capital Asset Management, Loan ID - R1D1333604 (G)	0.000	12-01-37	59,485	43,656
Capital Asset Management, Loan ID - R1D1333763 (G)	0.000	08-19-18	58	43
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,704	13,727
Capital Asset Management, Loan ID - R1D1333909 (H)	9.000	11-01-31	31,495	23,114
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	73,083	$53,636
Capital Asset Management, Loan ID - R1D1334016	10.000	06-01-36	5,952	4,368
Capital Asset Management, Loan ID - R1D1334151	4.950	11-15-24	277	204
Capital Asset Management, Loan ID - R1D1334290	14.442	08-11-24	16,863	12,375
Capital Asset Management, Loan ID - R1D1334425	0.000	10-01-37	23,027	16,900
Capital Asset Management, Loan ID - R1D1343795	8.625	06-01-35	6,216	4,562
Capital Asset Management, Loan ID - R1D1343906	0.000	08-01-33	40,871	29,995
Capital Asset Management, Loan ID - R1D1343962	0.000	12-01-32	33,290	24,431
Capital Asset Management, Loan ID - R1D1344031	6.500	05-01-47	73,293	53,790
Capital Asset Management, Loan ID - R1D1344132	6.375	05-01-36	70,060	51,417
Capital Asset Management, Loan ID - R1D1344220	4.000	02-01-48	84,544	62,047
Capital Asset Management, Loan ID - R1D1344325	4.880	03-01-28	6,501	4,771
Capital Asset Management, Loan ID - R1D1346422	0.000	10-01-41	39,040	28,652
Capital Asset Management, Loan ID - R1D1346507 (H)	0.000	03-01-36	37,420	27,463
Capital Asset Management, Loan ID - R1D1346637	0.000	07-01-27	6,713	4,927
Capital Asset Management, Loan ID - R1D1346756	3.250	06-25-26	3,546	2,602
Capital Asset Management, Loan ID - R1D1347209	4.875	05-28-31	91,687	67,289
Capital Asset Management, Loan ID - R1D1347245	0.000	09-19-27	20,238	14,852
Capital Asset Management, Loan ID - R1D1347265	0.000	09-01-47	111,135	81,562
Capital Asset Management, Loan ID - R1D1347290 (G)	0.000	08-28-45	40,566	29,771
Capital Asset Management, Loan ID - R1D1347456	5.000	06-12-36	178,330	130,877
Capital Asset Management, Loan ID - R1D1347760	0.000	04-15-49	49,240	36,137
Capital Asset Management, Loan ID - R1D1372678	14.726	11-15-24	12,169	8,931
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,647	3,410
Capital Asset Management, Loan ID - R1D1373064 (G)	14.090	03-01-23	3,804	2,792
Capital Asset Management, Loan ID - R1D1373109	14.300	01-01-35	13,557	9,949
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	3,560	2,612
Capital Asset Management, Loan ID - R1D1373352 (H)	10.720	12-01-28	12,446	9,134
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,402	3,964
Capital Asset Management, Loan ID - R1D1374120 (G)	13.249	06-01-21	56	41
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	10,433	7,657
Capital Asset Management, Loan ID - R1D1374845	14.442	02-01-27	8,077	5,927
Capital Asset Management, Loan ID - R1D1374951	4.000	04-26-32	10,999	8,072
Capital Asset Management, Loan ID - R1D1375028	14.350	06-01-29	11,735	8,612
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	5,719	4,197
Capital Asset Management, Loan ID - R1D1377352	14.310	07-01-27	10,452	7,671
Capital Asset Management, Loan ID - R1D1377633 (H)	8.556	01-01-29	6,570	4,821
Capital Asset Management, Loan ID - R1D1377868 (I)	14.730	03-03-24	4,919	3,610
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	6,750	4,954
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	6,685	4,906
Capital Asset Management, Loan ID - R1D1378049 (G)	11.004	07-01-19	5,998	4,402
Capital Asset Management, Loan ID - R1D1379215	10.692	04-01-32	12,276	9,009
Capital Asset Management, Loan ID - R1D1379345 (I)	14.069	07-01-24	12,643	9,279
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	8,277	6,074
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	5,606	4,115
Capital Asset Management, Loan ID - R1D1381089	14.290	01-01-27	7,996	5,868
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	6,258
Capital Asset Management, Loan ID - R1D1382688 (H)	10.480	10-01-28	5,135	3,768
Capital Asset Management, Loan ID - R1D1383326	11.450	08-01-30	8,976	6,588
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	8,110	5,952
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	8,518	6,252
Capital Asset Management, Loan ID - R1D1384406 (H)	14.148	07-01-23	9,112	6,688
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	8,976	6,587
Capital Asset Management, Loan ID - R1D1385696	13.400	11-01-40	8,634	6,336
13	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1385744	13.340	12-22-31	11,503	$8,442
Capital Asset Management, Loan ID - R1D1385799	11.100	09-01-31	17,829	13,084
Capital Asset Management, Loan ID - R1D1386024 (H)	8.688	05-01-28	6,502	4,772
Capital Asset Management, Loan ID - R1D1386273	9.960	11-01-28	8,265	6,066
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	08-01-25	3,667	2,691
Capital Asset Management, Loan ID - R1D1386617	14.140	05-15-29	9,193	6,747
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	12,698	9,319
Capital Asset Management, Loan ID - R1D1387438	12.996	04-01-27	6,855	5,031
Capital Asset Management, Loan ID - R1D1387610 (H)	13.656	09-23-32	13,567	9,957
Capital Asset Management, Loan ID - R1D1388178	12.000	06-01-25	5,026	3,688
Capital Asset Management, Loan ID - R1D1388286	6.996	01-01-31	14,866	10,910
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	13,704	10,057
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,808	18,940
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	8,312	6,100
Capital Asset Management, Loan ID - R1D1388910 (H)	7.000	01-01-29	9,408	6,905
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	14,484	10,630
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	6,465	4,745
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	5,642	4,141
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	1,033	758
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,399	7,632
Capital Asset Management, Loan ID - R1D1391842 (H)	13.970	06-28-35	14,995	11,005
Capital Asset Management, Loan ID - R1D1392359	6.000	05-01-31	8,005	5,875
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	6,256
Capital Asset Management, Loan ID - R1D1392492	9.000	05-01-61	18,632	13,674
Capital Asset Management, Loan ID - R1D1392795 (G)	5.000	11-01-21	5,716	4,195
Capital Asset Management, Loan ID - R1D1392980 (G)	0.000	09-01-25	6,998	5,136
Capital Asset Management, Loan ID - R1D1393130 (G)	4.000	02-01-29	7,926	5,817
Capital Asset Management, Loan ID - R1D1394137	14.070	02-28-34	9,224	6,769
Capital Asset Management, Loan ID - R1D1394164	14.707	02-01-27	10,109	7,419
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	6,528	4,791
Capital Asset Management, Loan ID - R1D1394335	6.996	08-01-31	9,511	6,980
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	10,964	8,047
Capital Asset Management, Loan ID - R1D1395006 (H)	13.690	02-28-30	9,395	6,895
Capital Asset Management, Loan ID - R1D1395284	14.840	04-01-37	6,920	5,078
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	10,964
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	2,114	1,551
Capital Asset Management, Loan ID - R1D1400833	9.000	07-01-31	31,682	23,251
Capital Asset Management, Loan ID - R1D1401070	5.000	06-01-25	50,957	37,397
Capital Asset Management, Loan ID - R1D1401643	10.000	05-01-36	79,697	58,490
Capital Asset Management, Loan ID - R1D1402424	11.000	10-01-31	13,854	10,168
Capital Asset Management, Loan ID - R1D1402439	9.000	10-01-41	53,168	39,020
Capital Asset Management, Loan ID - R1D1403559	0.000	04-29-30	5,079	3,728
Capital Asset Management, Loan ID - R1D1404136	0.000	06-01-37	19,327	14,184
Capital Asset Management, Loan ID - R1D1404279	0.000	11-17-37	27,678	20,313
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,164	17,734
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	16,528	12,130
Capital Asset Management, Loan ID - R1D1405209	0.000	08-06-37	48,198	35,372
Capital Asset Management, Loan ID - R1D1405315	0.000	11-01-36	11,433	8,391
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	16,441	12,066
Capital Asset Management, Loan ID - R1D1405485 (H)	8.000	02-01-32	36,078	26,478
Capital Asset Management, Loan ID - R1D1406200 (G)	6.000	04-01-29	66,546	48,838
Capital Asset Management, Loan ID - R1D1406329 (G)	7.000	04-01-35	60,782	44,608
Capital Asset Management, Loan ID - R1D1407533	0.000	03-26-37	87,100	63,922
Capital Asset Management, Loan ID - R1D1407869	0.000	08-30-28	3,436	2,522
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1408372	0.000	07-26-30	7,875	$5,780
Capital Asset Management, Loan ID - R1D1409498	9.000	12-01-39	58,918	43,240
Capital Asset Management, Loan ID - R1D1409506	9.000	10-01-36	37,029	27,175
Capital Asset Management, Loan ID - R1D1409607	7.000	09-01-26	7,761	5,695
Capital Asset Management, Loan ID - R1D1410621 (H)	10.000	11-30-37	169,739	124,571
Capital Asset Management, Loan ID - R1D1493873 (H)	6.750	08-20-29	96,719	70,982
Capital Asset Management, Loan ID - R1D1493895	6.500	11-20-33	52,220	38,324
Capital Asset Management, Loan ID - R1D1494672	5.000	01-01-40	20,882	15,325
Capital Asset Management, Loan ID - R1D1495224	0.000	09-01-30	167,108	122,641
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	800	587
Capital Asset Management, Loan ID - R1D1500901 (H)	0.000	09-29-25	1,392	1,022
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	28,148	20,658
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	360,473	264,551
Capital Asset Management, Loan ID - R1D1582022	3.125	05-01-30	30,133	22,114
Capital Asset Management, Loan ID - R1D1582110	3.000	07-23-28	10,931	8,023
Capital Asset Management, Loan ID - R1D1582190 (G)	2.000	06-01-28	12,219	8,967
Capital Asset Management, Loan ID - R1D1582271 (G)	7.000	10-01-28	18,747	13,759
Capital Asset Management, Loan ID - R1D1582336	14.500	09-26-28	6,255	4,591
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	75,875	55,685
Capital Asset Management, Loan ID - R1D1582473	13.250	11-26-28	8,227	6,038
Capital Asset Management, Loan ID - R1D1582572	5.000	02-01-29	3,376	2,478
Capital Asset Management, Loan ID - R1D1582660	9.990	03-01-25	733	538
Capital Asset Management, Loan ID - R1D1582688 (H)	6.750	02-01-30	15,939	11,697
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	13,358	9,804
Capital Asset Management, Loan ID - R1D1582910	14.000	07-19-29	14,348	10,530
Capital Asset Management, Loan ID - R1D1583003	14.125	07-26-29	8,412	6,173
Capital Asset Management, Loan ID - R1D1583072	12.400	08-18-29	36,741	26,965
Capital Asset Management, Loan ID - R1D1583115	12.990	09-01-29	21,317	15,644
Capital Asset Management, Loan ID - R1D1583160	14.500	10-01-29	13,567	9,957
Capital Asset Management, Loan ID - R1D1583173	12.125	09-14-29	29,370	21,555
Capital Asset Management, Loan ID - R1D1583207 (H)	5.000	10-01-31	28,047	20,584
Capital Asset Management, Loan ID - R1D1583243	5.000	01-01-25	932	684
Capital Asset Management, Loan ID - R1D1583263 (H)	7.625	08-22-34	48,116	35,312
Capital Asset Management, Loan ID - R1D1583276	4.000	04-01-31	23,026	16,899
Capital Asset Management, Loan ID - R1D1583331	4.000	06-01-27	11,818	8,673
Capital Asset Management, Loan ID - R1D1583357	6.500	06-01-28	10,406	7,637
Capital Asset Management, Loan ID - R1D1583368	4.000	01-01-31	9,247	6,786
Capital Asset Management, Loan ID - R1D1583454 (H)	5.000	02-28-35	27,362	20,081
Capital Asset Management, Loan ID - R1D1583654	5.000	05-01-35	19,278	14,148
Capital Asset Management, Loan ID - R1D1583726	3.000	09-03-35	14,207	10,427
Capital Asset Management, Loan ID - R1D1583836	11.750	06-27-30	24,657	18,096
Capital Asset Management, Loan ID - R1D1583852	5.000	05-01-36	25,794	18,930
Capital Asset Management, Loan ID - R1D1583960	5.000	03-01-35	12,302	9,028
Capital Asset Management, Loan ID - R1D1584039	13.350	08-04-25	4,923	3,613
Capital Asset Management, Loan ID - R1D1584055	10.950	09-01-25	7,473	5,484
Capital Asset Management, Loan ID - R1D1584390	6.000	12-01-30	6,759	4,960
Capital Asset Management, Loan ID - R1D1584462 (G)	5.000	09-01-29	15,300	11,229
Capital Asset Management, Loan ID - R1D1584480	5.875	06-01-25	4,856	3,564
Capital Asset Management, Loan ID - R1D1584516	8.000	07-01-32	46,715	34,284
Capital Asset Management, Loan ID - R1D1584589	13.900	05-25-30	27,842	20,433
Capital Asset Management, Loan ID - R1D1584642	13.700	05-20-30	8,166	5,993
Capital Asset Management, Loan ID - R1D1584662	5.000	12-09-35	22,630	16,608
Capital Asset Management, Loan ID - R1D1584697	4.875	02-01-36	24,894	18,270
Capital Asset Management, Loan ID - R1D1584709 (G)	2.000	02-01-31	9,628	7,066
15	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	23,415	$17,184
Capital Asset Management, Loan ID - R1D1584783	10.975	03-01-26	976	716
Capital Asset Management, Loan ID - R1D1584804	11.700	02-24-31	53,735	39,436
Capital Asset Management, Loan ID - R1D1584828	12.375	04-01-31	18,843	13,829
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	22,843	16,764
Capital Asset Management, Loan ID - R1D1584860	12.250	04-01-31	19,350	14,201
Capital Asset Management, Loan ID - R1D1584895	14.125	05-01-26	13,231	9,710
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,856
Capital Asset Management, Loan ID - R1D1585124	5.000	12-01-24	1	1
Capital Asset Management, Loan ID - R1D1585322	5.000	07-08-29	3,824	2,807
Capital Asset Management, Loan ID - R1D1585429	5.000	08-06-29	10,574	7,761
Capital Asset Management, Loan ID - R1D1585515	5.000	08-13-24	117	86
Capital Asset Management, Loan ID - R1D1585528	12.999	08-26-24	902	662
Capital Asset Management, Loan ID - R1D1585708	15.125	09-14-24	270	198
Capital Asset Management, Loan ID - R1D1585719	5.000	11-16-29	9,737	7,146
Capital Asset Management, Loan ID - R1D1585737	5.000	01-23-28	6,596	4,841
PPR Capital Management, Loan ID - R1D51210010011	6.400	11-01-51	79,694	54,009
PPR Capital Management, Loan ID - R1D51303030492 (G)	8.750	10-01-62	47,486	32,181
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	154,059	104,406
PPR Capital Management, Loan ID - R1D51403030038	7.000	08-01-46	131,250	88,948
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	59,814	40,536
PPR Capital Management, Loan ID - R1D51403030352 (G)	9.150	11-01-35	50,530	34,244
PPR Capital Management, Loan ID - R1D51403030422	9.250	11-01-49	57,879	39,225
PPR Capital Management, Loan ID - R1D51403030461	9.500	03-01-49	65,519	44,402
PPR Capital Management, Loan ID - R1D51403030510	8.500	06-21-46	51,061	34,604
PPR Capital Management, Loan ID - R1D51403030942	9.900	02-04-27	10,671	7,232
PPR Capital Management, Loan ID - R1D51403030948 (G)	9.900	05-22-38	23,064	15,630
PPR Capital Management, Loan ID - R1D51403031082	7.000	05-01-36	12,008	8,138
PPR Capital Management, Loan ID - R1D51404010015	9.500	03-01-51	253	172
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	9,963	6,752
PPR Capital Management, Loan ID - R1D51506010018	5.000	02-01-26	2,538	1,720
PPR Capital Management, Loan ID - R1D51506010033	5.000	09-14-31	5,288	3,584
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	69,333	46,987
PPR Capital Management, Loan ID - R1D51506010151	9.000	06-07-48	64,523	43,727
PPR Capital Management, Loan ID - R1D51506010413	9.750	10-01-46	99,688	67,558
PPR Capital Management, Loan ID - R1D51506010441	5.125	07-01-46	29,075	19,704
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,876	35,157
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,928	16,216
PPR Capital Management, Loan ID - R1D51506010495	5.000	12-01-48	42,008	28,469
PPR Capital Management, Loan ID - R1D51506010543	4.750	02-20-33	13,110	8,885
PPR Capital Management, Loan ID - R1D51506010577	3.000	05-20-33	7,950	5,387
PPR Capital Management, Loan ID - R1D51506010671	9.750	08-01-31	12,911	8,750
PPR Capital Management, Loan ID - R1D51506010697	9.125	08-20-36	46,226	31,327
PPR Capital Management, Loan ID - R1D51506010718	5.500	05-20-49	64,228	43,527
PPR Capital Management, Loan ID - R1D51506010756 (G)	4.800	09-01-25	1,967	1,333
PPR Capital Management, Loan ID - R1D51506010853	5.000	07-01-34	30,014	20,340
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,891
PPR Capital Management, Loan ID - R1D51509020003	8.990	01-01-45	84,195	57,059
PPR Capital Management, Loan ID - R1D51603030008	9.500	01-01-53	113,688	77,046
PPR Capital Management, Loan ID - R1D51605010212 (G)	7.250	06-01-31	24,022	16,280
PPR Capital Management, Loan ID - R1D51611010028	6.125	11-01-44	56,302	38,156
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	25,780	17,471
PPR Capital Management, Loan ID - R1D51611010064	5.000	11-01-39	35,131	23,808
PPR Capital Management, Loan ID - R1D51611010139	5.000	03-20-47	37,109	25,149
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51611010152	7.625	10-01-29	18,808	$12,746
PPR Capital Management, Loan ID - R1D51703010026	8.000	04-20-39	55,855	37,853
PPR Capital Management, Loan ID - R1D51710010057	4.000	12-01-50	80,874	54,808
PPR Capital Management, Loan ID - R1D51712010002	8.500	04-20-48	62,947	42,659
PPR Capital Management, Loan ID - R1D51712010021	9.000	03-20-49	69,522	47,115
PPR Capital Management, Loan ID - R1D51712010026 (G)	9.750	07-25-30	5,071	3,436
PPR Capital Management, Loan ID - R1D51712010108	4.375	10-01-44	97,729	66,231
PPR Capital Management, Loan ID - R1D51712010113	6.000	09-01-49	142,144	96,331
PPR Capital Management, Loan ID - R1D51712020037	9.000	11-01-48	47,623	32,274
PPR Capital Management, Loan ID - R1D51712020048	7.900	06-25-26	3,356	2,275
PPR Capital Management, Loan ID - R1D51801010003	13.300	10-01-36	20,085	13,611
PPR Capital Management, Loan ID - R1D51801010058	9.000	11-01-45	105,052	71,194
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	36,271	24,581
PPR Capital Management, Loan ID - R1D51808020323	14.096	07-06-32	69,625	47,185
PPR Capital Management, Loan ID - R1D51808020326	9.500	08-01-49	82,002	55,573
PPR Capital Management, Loan ID - R1D51808020692	5.000	09-01-42	48,917	33,151
PPR Capital Management, Loan ID - R1D51808040011	9.750	08-01-51	32,189	21,815
PPR Capital Management, Loan ID - R1D51808040019 (G)	13.980	01-13-20	7,809	5,292
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,767	12,719
PPR Capital Management, Loan ID - R1D51810020005	8.000	11-01-51	97,184	65,862
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	72,192	48,924
PPR Capital Management, Loan ID - R1D51812030096 (G)	13.500	07-01-36	26,579	18,013
PPR Capital Management, Loan ID - R1D51812030151	9.500	08-01-53	201,226	136,371
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	118,815	80,521
PPR Capital Management, Loan ID - R1D51903040001	5.000	05-01-42	40,748	27,615
PPR Capital Management, Loan ID - R1D51903040003	5.000	01-01-30	17,131	11,610
PPR Capital Management, Loan ID - R1D51903040025	12.400	09-01-36	102,897	69,733
PPR Capital Management, Loan ID - R1D51903040048 (G)	7.000	02-01-51	28,896	19,583
PPR Capital Management, Loan ID - R1D51903040069	4.000	08-01-50	78,586	53,258
PPR Capital Management, Loan ID - R1D51903040178	8.370	03-01-38	117,288	79,486
PPR Capital Management, Loan ID - R1D51903040179	7.990	03-01-37	128,155	86,851
PPR Capital Management, Loan ID - R1D51903040190	6.000	12-01-50	49,930	33,838
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	79,495	53,874
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,390	55,836
PPR Capital Management, Loan ID - R1D51903040273	4.000	04-01-49	49,574	33,596
PPR Capital Management, Loan ID - R1D51903040338	9.000	12-01-36	49,487	33,537
PPR Capital Management, Loan ID - R1D51904010040	6.250	09-01-51	123,768	83,878
PPR Capital Management, Loan ID - R1D51904010072	9.500	02-01-53	81,291	55,091
PPR Capital Management, Loan ID - R1D51906030006	6.000	01-15-49	125,834	85,278
PPR Capital Management, Loan ID - R1D51906030013	6.000	03-30-49	56,252	38,122
PPR Capital Management, Loan ID - R1D51906030026	7.000	05-15-49	77,188	52,310
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	216,224	146,535
PPR Capital Management, Loan ID - R1D51906030040	7.000	06-15-48	22,757	15,422
PPR Capital Management, Loan ID - R1D51907250006	7.000	06-15-49	112,958	76,552
PPR Capital Management, Loan ID - R1D51908280001	7.000	08-01-49	176,046	119,306
PPR Capital Management, Loan ID - R1D51910280002	7.000	09-01-49	36,803	24,941
PPR Capital Management, Loan ID - R1D51910280003	7.000	09-01-49	53,752	36,427
PPR Capital Management, Loan ID - R1D52006170003	6.500	07-01-29	10,717	7,263
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	21,337	14,460
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	98,826	66,975
JH Residential Whole Loan Trust II (E)(F) 6.9%				11,841,953
Achieve, Loan ID - R21032974202	15.250	10-01-33	40,996	42,300
Achieve, Loan ID - R21032974325	12.250	10-01-33	118,934	122,716
17	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034882897	13.000	05-01-39	148,481	$153,205
Achieve, Loan ID - R21034883058	14.250	05-01-39	82,012	84,620
Achieve, Loan ID - R21034883281	12.250	05-01-34	22,164	22,868
Achieve, Loan ID - R21034883359	14.750	05-01-34	28,432	29,336
Achieve, Loan ID - R21034888231	11.000	05-01-39	44,783	46,207
Achieve, Loan ID - R21034888244	13.000	05-01-34	55,212	56,967
Achieve, Loan ID - R21034888257	13.000	05-01-39	133,925	138,184
Achieve, Loan ID - R21034888260	14.000	05-01-34	90,111	92,976
Achieve, Loan ID - R21034888312	10.250	05-01-34	40,197	41,475
Achieve, Loan ID - R21034888338	10.750	05-01-34	33,856	34,933
Achieve, Loan ID - R21034888367	12.250	05-01-34	39,930	41,200
Achieve, Loan ID - R21034888370	12.750	05-01-34	42,992	44,359
Achieve, Loan ID - R21034888383	12.750	05-01-34	86,331	89,076
Achieve, Loan ID - R21034888396	12.750	05-01-34	114,778	118,428
Achieve, Loan ID - R21034888477	14.250	05-01-34	112,358	115,931
Achieve, Loan ID - R21034888529	13.000	05-01-34	86,177	88,917
Achieve, Loan ID - R21034888532	14.250	05-01-34	16,419	16,941
Achieve, Loan ID - R21034888561	13.750	05-01-34	22,653	23,373
Achieve, Loan ID - R21034888574	13.750	05-01-34	36,551	37,714
Achieve, Loan ID - R21034888590	13.500	05-01-39	130,528	134,679
Achieve, Loan ID - R21034892353	13.500	05-01-39	73,926	76,277
Achieve, Loan ID - R21034892395	14.375	05-01-39	56,880	58,689
Achieve, Loan ID - R21034892447	12.500	05-01-39	35,594	36,726
Achieve, Loan ID - R21034892450	14.750	05-01-39	127,692	131,753
Achieve, Loan ID - R21034892463	14.000	05-01-39	138,467	142,870
Achieve, Loan ID - R21034892489	13.000	05-01-39	86,416	89,164
Achieve, Loan ID - R21034892492	11.500	05-01-39	71,617	73,894
Achieve, Loan ID - R21034892515	14.750	05-01-39	80,406	82,962
Achieve, Loan ID - R21034892531	14.875	05-01-39	88,712	91,533
Achieve, Loan ID - R21034892560	10.500	05-01-34	44,550	45,967
Achieve, Loan ID - R21034892586	13.500	05-01-34	39,818	41,084
Achieve, Loan ID - R21034892735	14.250	05-01-34	74,873	77,254
Achieve, Loan ID - R21034892748	12.750	05-01-34	46,604	48,086
Achieve, Loan ID - R21034892764	13.750	05-01-34	33,138	34,192
Achieve, Loan ID - R21034892780	10.750	05-01-34	100,672	103,873
Achieve, Loan ID - R21034892803	12.250	05-01-34	54,230	55,954
Achieve, Loan ID - R21034892816	12.250	05-01-34	39,584	40,842
Achieve, Loan ID - R21034892832	14.250	05-01-34	30,810	31,789
Achieve, Loan ID - R21034892874	12.750	05-01-34	27,705	28,586
Achieve, Loan ID - R21034892887	13.750	05-01-34	86,902	89,665
Achieve, Loan ID - R21034892942	10.750	05-01-34	30,985	31,971
Achieve, Loan ID - R21034892997	12.250	05-01-34	73,180	75,507
Achieve, Loan ID - R21034893051	13.750	05-01-34	25,126	25,925
Achieve, Loan ID - R21034893077	12.750	05-01-34	20,235	20,878
Achieve, Loan ID - R21034893116	14.750	05-01-34	54,873	56,618
Achieve, Loan ID - R21034893200	13.750	05-01-34	51,587	53,228
Achieve, Loan ID - R21034893213	12.750	05-01-34	41,558	42,879
Achieve, Loan ID - R21034893226	13.250	05-01-34	39,574	40,832
Achieve, Loan ID - R21034893255	12.750	05-01-34	78,663	81,164
Achieve, Loan ID - R21034893268	13.000	05-01-34	43,336	44,714
Achieve, Loan ID - R21034893284	13.250	05-01-34	33,192	34,248
Achieve, Loan ID - R21034893307	13.750	05-01-34	52,428	54,095
Achieve, Loan ID - R21034893323	10.750	05-01-34	143,025	147,573
Achieve, Loan ID - R21034893349	13.000	05-01-34	84,930	87,631
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034893365	12.750	05-01-34	31,465	$32,466
Achieve, Loan ID - R21034893381	13.500	05-01-39	146,956	151,629
Achieve, Loan ID - R21034897112	14.000	05-01-34	83,414	86,067
Achieve, Loan ID - R21034897138	13.500	05-01-34	30,390	31,357
Achieve, Loan ID - R21034897183	14.500	05-01-39	142,984	147,531
Achieve, Loan ID - R21034897206	10.250	05-01-34	22,029	22,729
Achieve, Loan ID - R21034897235	12.250	05-01-34	52,250	53,912
Achieve, Loan ID - R21034897251	12.750	05-01-34	23,995	24,758
Achieve, Loan ID - R21034897303	13.750	05-01-34	50,994	52,615
Achieve, Loan ID - R21034897316	13.750	05-01-34	37,590	38,785
Achieve, Loan ID - R21034897329	14.250	05-01-34	42,283	43,627
Achieve, Loan ID - R21034897332	14.250	05-01-34	44,706	46,128
Achieve, Loan ID - R21034897400	13.250	05-01-34	50,951	52,571
Achieve, Loan ID - R21034897413	14.750	05-01-34	88,065	90,865
Achieve, Loan ID - R21034900779	10.250	05-01-34	28,514	29,421
Achieve, Loan ID - R21034900821	12.750	05-01-34	50,859	52,476
Achieve, Loan ID - R21034900850	11.250	05-01-34	49,393	50,963
Achieve, Loan ID - R21034900944	13.750	05-01-34	72,806	75,121
Achieve, Loan ID - R21034901011	13.500	05-01-34	49,862	51,447
Achieve, Loan ID - R21034901024	10.250	05-01-34	68,116	70,282
Achieve, Loan ID - R21034901053	10.750	05-01-34	143,618	148,185
Achieve, Loan ID - R21034901095	11.250	05-01-39	52,008	53,662
Achieve, Loan ID - R21034901189	12.500	05-01-39	38,713	39,944
Achieve, Loan ID - R21034901257	12.750	05-01-34	21,570	22,256
Achieve, Loan ID - R21034901325	13.000	05-01-34	35,025	36,139
Achieve, Loan ID - R21034901338	13.000	05-01-34	109,421	112,901
Achieve, Loan ID - R21034901341	13.250	05-01-34	95,471	98,507
Achieve, Loan ID - R21034901435	13.250	05-01-34	134,055	138,318
Achieve, Loan ID - R21034901613	13.750	05-01-34	60,391	62,312
Achieve, Loan ID - R21034901668	14.000	05-01-34	60,436	62,358
Achieve, Loan ID - R21034901671	14.000	05-01-34	58,557	60,419
Achieve, Loan ID - R21034901697	14.250	05-01-34	49,945	51,533
Achieve, Loan ID - R21034901752	14.250	05-01-34	40,601	41,893
Achieve, Loan ID - R21034901778	14.500	05-01-39	63,307	65,320
Achieve, Loan ID - R21034901820	14.750	05-01-39	33,924	35,003
Achieve, Loan ID - R21034901859	14.750	05-01-39	75,167	77,558
Achieve, Loan ID - R21034901875	14.750	05-01-39	35,160	36,279
Achieve, Loan ID - R21034901943	14.750	05-01-39	55,288	57,046
Achieve, Loan ID - R21034910073	14.250	05-01-34	97,473	100,573
Achieve, Loan ID - R21034910361	13.500	05-01-39	71,191	73,455
Achieve, Loan ID - R21034910581	12.250	05-01-34	24,542	25,322
Achieve, Loan ID - R21034910620	14.750	05-01-39	96,032	99,086
Achieve, Loan ID - R21034910688	14.750	05-01-39	66,144	68,248
Achieve, Loan ID - R21034910727	10.500	05-01-34	50,094	51,687
Achieve, Loan ID - R21034910769	12.750	05-01-34	34,928	36,039
Achieve, Loan ID - R21034913669	10.750	05-01-34	89,541	92,388
Achieve, Loan ID - R21034913708	12.750	05-01-34	42,201	43,543
Achieve, Loan ID - R21034913834	12.750	05-01-34	87,766	90,557
Achieve, Loan ID - R21034913863	13.750	05-01-34	67,761	69,915
Achieve, Loan ID - R21034913915	13.750	05-01-34	27,176	28,040
Achieve, Loan ID - R21034913944	14.250	05-01-34	50,245	51,843
Achieve, Loan ID - R21034913999	10.750	05-01-34	44,251	45,658
Achieve, Loan ID - R21034914118	12.500	05-01-34	37,157	38,338
Achieve, Loan ID - R21034914121	13.750	05-01-34	30,171	31,130
19	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034914150	14.750	05-01-39	52,419	$54,086
Achieve, Loan ID - R21034914176	12.250	05-01-34	31,865	32,878
Achieve, Loan ID - R21034914189	10.750	05-01-34	32,074	33,094
Achieve, Loan ID - R21034914202	13.000	05-01-34	20,975	21,642
Achieve, Loan ID - R21034914228	14.000	05-01-34	30,169	31,128
Achieve, Loan ID - R21034914367	14.250	05-01-34	42,440	43,790
Achieve, Loan ID - R21034914396	13.250	05-01-34	41,750	43,078
Achieve, Loan ID - R21034914435	14.000	05-01-34	112,762	116,348
Achieve, Loan ID - R21034914477	10.250	05-01-34	93,660	96,638
Achieve, Loan ID - R21034914516	14.750	05-01-34	45,392	46,836
Achieve, Loan ID - R21034914529	12.750	05-01-34	97,679	100,785
Achieve, Loan ID - R21034914545	14.250	05-01-34	82,814	85,447
Achieve, Loan ID - R21034914558	10.750	05-01-34	115,151	118,813
Achieve, Loan ID - R21034914668	13.750	05-01-34	56,088	57,872
Achieve, Loan ID - R21034914671	10.250	05-01-34	42,474	43,824
Achieve, Loan ID - R21034914707	14.250	05-01-34	52,816	54,496
Achieve, Loan ID - R21034914749	12.250	05-01-34	34,982	36,094
Achieve, Loan ID - R21034914781	14.750	05-01-34	28,857	29,774
Achieve, Loan ID - R21034914794	12.750	05-01-34	98,947	102,093
Achieve, Loan ID - R21034914804	14.000	05-01-34	50,941	52,561
Achieve, Loan ID - R21034914833	14.750	05-01-34	100,674	103,875
Achieve, Loan ID - R21034914862	13.000	05-01-34	35,395	36,521
Achieve, Loan ID - R21034914956	14.000	05-01-39	68,269	70,440
Achieve, Loan ID - R21034914998	13.750	05-01-34	53,165	54,856
Achieve, Loan ID - R21034915007	10.750	05-01-34	63,654	65,678
Achieve, Loan ID - R21034915094	13.000	05-01-39	22,371	23,083
Achieve, Loan ID - R21034915117	14.250	05-01-34	51,721	53,366
Achieve, Loan ID - R21034915146	14.250	05-01-34	78,026	80,508
Achieve, Loan ID - R21034915159	13.000	05-01-34	70,880	73,134
Achieve, Loan ID - R21034915162	15.000	06-01-39	93,750	96,731
Achieve, Loan ID - R21034915256	12.750	06-01-34	38,450	39,673
Achieve, Loan ID - R21034915285	10.750	06-01-34	38,596	39,824
Achieve, Loan ID - R21034920034	12.500	06-01-34	28,450	29,355
Achieve, Loan ID - R21034920047	12.250	06-01-34	49,900	51,487
Achieve, Loan ID - R21034920115	12.750	06-01-34	47,100	48,598
Achieve, Loan ID - R21034920128	11.500	05-01-39	16,631	17,159
Achieve, Loan ID - R21034920131	14.500	06-01-39	39,500	40,756
Achieve, Loan ID - R21034920157	12.750	06-01-34	71,350	73,619
Achieve, Loan ID - R21034920173	14.250	06-01-34	24,400	25,176
Achieve, Loan ID - R21034920186	14.250	06-01-34	54,100	55,820
Achieve, Loan ID - R21034920199	12.750	06-01-34	40,550	41,839
Achieve, Loan ID - R21034920209	14.250	06-01-34	63,300	65,313
Achieve, Loan ID - R21034922896	14.500	06-01-39	71,100	73,361
Achieve, Loan ID - R21034922948	13.250	06-01-34	68,900	71,091
Achieve, Loan ID - R21034922951	12.750	06-01-34	17,700	18,263
Achieve, Loan ID - R21034922964	14.250	06-01-34	50,000	51,590
Achieve, Loan ID - R21034922977	10.250	06-01-34	96,000	99,053
Achieve, Loan ID - R21034923073	10.750	06-01-34	36,200	37,351
Achieve, Loan ID - R21034923112	14.750	06-01-39	72,450	74,754
Achieve, Loan ID - R21034923154	13.750	06-01-34	100,600	103,799
Achieve, Loan ID - R21034923219	10.250	06-01-34	42,000	43,336
Achieve, Loan ID - R21034923248	14.500	06-01-39	34,200	35,288
Achieve, Loan ID - R21034923293	14.250	06-01-34	36,100	37,248
Achieve, Loan ID - R21034923332	10.750	06-01-34	50,000	51,590
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034923387	13.250	05-01-34	131,091	$135,260
Achieve, Loan ID - R21034923390	15.125	06-01-39	56,500	58,297
Achieve, Loan ID - R21034923426	13.750	06-01-34	75,550	77,952
Achieve, Loan ID - R21034923439	12.250	06-01-34	53,800	55,511
Achieve, Loan ID - R21034923442	13.750	06-01-34	55,450	57,213
Achieve, Loan ID - R21034923552	12.000	06-01-39	131,500	135,682
Achieve, Loan ID - R21034923565	14.750	06-01-34	85,500	88,219
Achieve, Loan ID - R21034923594	11.750	06-01-39	41,900	43,232
Achieve, Loan ID - R21034923604	13.250	06-01-34	54,500	56,233
Achieve, Loan ID - R21034923633	12.500	06-01-34	67,850	70,008
Achieve, Loan ID - R21034923659	14.250	06-01-34	140,500	144,968
Achieve, Loan ID - R21034923769	11.500	06-01-39	145,700	150,333
Achieve, Loan ID - R21034932873	12.500	06-01-34	67,300	69,440
Achieve, Loan ID - R21034932909	14.000	06-01-34	43,400	44,780
Achieve, Loan ID - R21034932925	13.500	06-01-34	23,500	24,247
Achieve, Loan ID - R21034932967	10.750	06-01-34	97,800	100,910
Achieve, Loan ID - R21034932970	12.250	06-01-34	66,000	68,099
Achieve, Loan ID - R21034933047	14.250	06-01-34	21,900	22,596
Achieve, Loan ID - R21034933102	14.500	06-01-39	25,650	26,466
Achieve, Loan ID - R21034933131	10.750	06-01-34	37,900	39,105
Achieve, Loan ID - R21034933160	12.750	06-01-34	61,000	62,940
Achieve, Loan ID - R21034933173	12.750	06-01-34	41,900	43,232
Achieve, Loan ID - R21034933186	13.250	06-01-34	75,000	77,385
Residential whole loans 1.2%				2,133,814
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	598,830	249,016
Series 2023-HE2, Class XS IO (A)(F)(J)	0.000	10-25-38	6,653,657	466,421
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	779,949	82,342

Series 2024-HE1, Class XS IO (A)(F)(J)	0.000	05-25-39	11,293,614	1,336,035
Term loans (K) 13.4%				$23,083,534
(Cost $23,016,497)
Commercial real estate lending 13.4%				23,083,534
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	10.525	08-11-26	4,858,344	4,810,247
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.577	04-11-27	4,582,624	4,578,500
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	11.326	07-11-26	4,315,257	4,290,257
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	10.327	01-11-27	4,617,955	4,588,862

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	10.677	04-11-27	4,824,352	4,815,668
Special purpose vehicles 13.2%				$22,608,357
(Cost $22,203,064)
Industrials 8.6%				14,688,306
JH Liftco LLC (F)(L)			6,845,000	6,653,306
JH Finance LeaseCo LLC (F)(L)			8,035,000	8,035,000
Transportation assets 4.6%				7,920,051
MSN 803 Trust (F)(L)			7,882,217	7,920,051

Profit participating notes 12.3%				$21,138,188
(Cost $20,729,432)
Transportation assets 12.3%				21,138,188
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(L)			20,897,863	21,138,188
21	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Consumer loans 5.7%				$9,868,687
(Cost $10,287,148)
JH Consumer Loan Trust (E)(F) 5.7%				9,868,687
Achieve, Loan ID - C13198977	15.490	12-30-26	11,624	10,876
Achieve, Loan ID - C18648251	20.990	12-14-26	20,923	19,576
Achieve, Loan ID - C21301780	17.740	12-15-27	31,575	29,541
Achieve, Loan ID - C22491604	5.990	12-07-24	2,809	2,628
Achieve, Loan ID - C22697841 (H)	26.990	02-28-28	43,013	40,243
Achieve, Loan ID - C22901419	22.990	12-16-27	40,550	37,939
Achieve, Loan ID - C22902472	16.740	12-10-26	29,553	27,650
Achieve, Loan ID - C23042033	20.240	01-27-28	15,095	14,123
Achieve, Loan ID - C23253984	14.990	01-15-26	19,468	18,215
Achieve, Loan ID - C23300084	16.490	01-25-27	14,708	13,761
Achieve, Loan ID - C23301086	21.740	02-13-28	19,531	18,273
Achieve, Loan ID - C23500788	8.490	01-15-28	10,171	9,516
Achieve, Loan ID - C23511393	25.490	01-20-26	3,444	3,222
Achieve, Loan ID - C23614192	17.990	12-10-26	16,973	15,880
Achieve, Loan ID - C23614815	5.990	01-27-25	3,089	2,890
Achieve, Loan ID - C23688425	25.990	01-21-27	7,903	7,394
Achieve, Loan ID - C23885575	13.740	01-24-27	17,309	16,194
Achieve, Loan ID - C23902626	23.990	01-23-28	20,766	19,429
Achieve, Loan ID - C23957226	22.240	12-11-25	23,220	21,725
Achieve, Loan ID - C23964782	26.990	12-10-27	36,952	34,573
Achieve, Loan ID - C23965795	20.990	12-09-24	4,298	4,021
Achieve, Loan ID - C23966505	26.990	02-25-28	18,396	17,211
Achieve, Loan ID - C23983604	17.240	01-23-25	7,241	6,774
Achieve, Loan ID - C23985013	26.990	02-28-28	9,636	9,015
Achieve, Loan ID - C23988868	21.740	12-10-27	18,494	17,303
Achieve, Loan ID - C23992646	26.990	01-15-28	9,971	9,329
Achieve, Loan ID - C23992707	21.990	12-04-27	39,804	37,241
Achieve, Loan ID - C23993030 (H)	17.990	01-27-28	30,407	28,449
Achieve, Loan ID - C23993503	18.740	12-13-27	26,575	24,863
Achieve, Loan ID - C23993537	22.990	12-16-26	27,738	25,952
Achieve, Loan ID - C23993575	19.990	12-02-26	17,294	16,181
Achieve, Loan ID - C23995817	5.990	12-16-24	1,906	1,784
Achieve, Loan ID - C24002565	26.990	12-10-27	8,716	8,155
Achieve, Loan ID - C24003540	23.990	01-25-26	10,542	9,863
Achieve, Loan ID - C24016122	24.490	01-23-26	13,850	12,958
Achieve, Loan ID - C24095448	26.990	02-25-28	17,155	16,050
Achieve, Loan ID - C24100561	26.740	12-14-27	15,117	14,143
Achieve, Loan ID - C24111885	25.990	02-25-28	33,714	31,543
Achieve, Loan ID - C24117426	25.490	01-26-26	23,456	21,946
Achieve, Loan ID - C24118254	16.240	01-25-28	39,307	36,775
Achieve, Loan ID - C24119783	26.740	01-20-28	15,688	14,677
Achieve, Loan ID - C24122905	16.240	01-30-26	18,041	16,879
Achieve, Loan ID - C24152557	24.990	02-27-28	26,332	24,636
Achieve, Loan ID - C24160824	21.490	01-26-28	12,190	11,405
Achieve, Loan ID - C24166360	26.990	02-27-28	7,638	7,146
Achieve, Loan ID - C24173305	21.490	01-15-27	7,642	7,150
Achieve, Loan ID - C24178392	14.240	01-26-28	21,757	20,356
Achieve, Loan ID - C24219111	13.740	12-14-26	34,605	32,377
Achieve, Loan ID - C24222725	20.990	12-16-26	3,707	3,468
Achieve, Loan ID - C24223658	8.740	12-14-25	21,285	19,914
Achieve, Loan ID - C24226452	18.740	01-29-27	10,420	9,749
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24228404	19.740	01-27-27	22,299	$20,863
Achieve, Loan ID - C24234040	15.490	01-27-28	16,441	15,382
Achieve, Loan ID - C24238978	8.740	02-24-26	18,738	17,531
Achieve, Loan ID - C24240396	18.990	01-20-25	8,448	7,904
Achieve, Loan ID - C24250851	9.240	01-20-26	13,659	12,779
Achieve, Loan ID - C24253181	24.990	12-15-25	4,532	4,240
Achieve, Loan ID - C24253285	15.490	01-27-27	35,036	32,780
Achieve, Loan ID - C24273844	5.990	12-30-24	1,838	1,720
Achieve, Loan ID - C24281913	26.990	02-29-28	32,563	30,466
Achieve, Loan ID - C24284884	26.240	01-20-28	12,383	11,586
Achieve, Loan ID - C24286861	9.240	12-16-25	13,363	12,503
Achieve, Loan ID - C24304679	22.240	01-29-28	7,024	6,572
Achieve, Loan ID - C24305742	25.240	12-16-26	21,083	19,725
Achieve, Loan ID - C24322154	25.490	12-16-25	6,535	6,114
Achieve, Loan ID - C24328234	24.240	01-29-28	33,023	30,896
Achieve, Loan ID - C24332351	26.490	01-29-27	41,654	38,971
Achieve, Loan ID - C24337568	17.990	01-30-26	15,623	14,617
Achieve, Loan ID - C24347890 (H)	26.490	12-16-26	9,833	9,200
Achieve, Loan ID - C24349300	26.990	02-29-28	10,901	10,199
Achieve, Loan ID - C24361791	25.740	02-29-28	33,339	31,192
Achieve, Loan ID - C24363366	24.990	01-29-28	17,169	16,063
Achieve, Loan ID - C24389875	5.990	02-06-25	2,294	2,146
Achieve, Loan ID - C24390487	5.990	02-03-25	2,801	2,620
Achieve, Loan ID - C24616115	25.490	01-30-26	2,717	2,542
Achieve, Loan ID - C24684691 (H)	20.240	02-10-27	7,305	6,835
Achieve, Loan ID - C24692520 (H)	21.990	02-06-28	44,054	41,217
Achieve, Loan ID - C24702290	25.490	12-24-27	7,361	6,887
Achieve, Loan ID - C24708215	17.740	02-03-27	15,471	14,475
Achieve, Loan ID - C24737748	16.240	12-28-26	17,926	16,771
Achieve, Loan ID - C24770901	18.990	12-25-26	18,062	16,899
Achieve, Loan ID - C24783767	26.990	03-09-28	10,288	9,626
Achieve, Loan ID - C24785164	20.740	12-25-27	14,269	13,350
Achieve, Loan ID - C24786979	26.990	03-09-28	26,803	25,077
Achieve, Loan ID - C24808124	23.490	02-13-28	20,051	18,760
Achieve, Loan ID - C24808507	18.990	02-02-26	18,510	17,318
Achieve, Loan ID - C24808865	26.990	12-28-27	3,043	2,847
Achieve, Loan ID - C24814257	26.990	03-10-28	5,184	4,850
Achieve, Loan ID - C24818125	5.990	12-28-24	3,021	2,827
Achieve, Loan ID - C24832561	5.990	01-30-25	1,598	1,495
Achieve, Loan ID - C24838632	26.990	03-11-28	15,866	14,844
Achieve, Loan ID - C24842245	9.240	12-26-27	9,662	9,040
Achieve, Loan ID - C24889861 (H)	26.990	03-12-28	17,601	16,468
Achieve, Loan ID - C24891649	23.490	02-01-27	37,364	34,958
Achieve, Loan ID - C24929161	25.740	03-12-28	17,011	15,916
Achieve, Loan ID - C24931645	21.240	12-30-27	9,316	8,716
Achieve, Loan ID - C24938747	15.990	02-13-26	7,332	6,860
Achieve, Loan ID - C24941009	20.240	02-13-27	9,774	9,145
Achieve, Loan ID - C24941466	26.490	12-30-26	4,136	3,870
Achieve, Loan ID - C31320542	19.990	06-16-28	37,220	34,823
Achieve, Loan ID - C31322342	26.990	06-14-28	10,883	10,182
Achieve, Loan ID - C31323216	5.990	04-30-25	4,286	4,010
Achieve, Loan ID - C31334156	5.990	06-15-25	5,678	5,313
Achieve, Loan ID - C31335950	5.990	06-27-25	5,704	5,336
Achieve, Loan ID - C31336469	18.990	06-19-27	19,241	18,002
23	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31339468	15.740	05-01-27	12,392	$11,594
Achieve, Loan ID - C31346016	18.740	06-28-27	13,265	12,411
Achieve, Loan ID - C31351535	22.990	06-25-27	39,361	36,826
Achieve, Loan ID - C31355554	24.740	06-16-28	9,535	8,921
Achieve, Loan ID - C31358659	20.740	06-12-28	9,092	8,506
Achieve, Loan ID - C31359319	21.740	06-12-28	9,125	8,537
Achieve, Loan ID - C31361837	16.240	06-21-27	18,232	17,058
Achieve, Loan ID - C31363408	26.990	06-15-28	28,179	26,364
Achieve, Loan ID - C31364411	17.740	06-30-27	38,114	35,659
Achieve, Loan ID - C31368567	16.990	06-20-28	42,631	39,885
Achieve, Loan ID - C31369376	19.240	06-13-28	7,715	7,218
Achieve, Loan ID - C31370479	16.490	06-22-26	31,408	29,386
Achieve, Loan ID - C31371254	21.740	06-16-28	12,982	12,146
Achieve, Loan ID - C31375823	24.240	06-18-27	14,736	13,787
Achieve, Loan ID - C31376581	18.990	06-23-28	10,662	9,975
Achieve, Loan ID - C31381175	5.990	06-13-25	4,010	3,752
Achieve, Loan ID - C31384566 (H)	26.990	07-26-28	21,340	19,966
Achieve, Loan ID - C31386911	21.990	06-16-28	32,076	30,010
Achieve, Loan ID - C31388466	20.490	06-13-28	12,888	12,058
Achieve, Loan ID - C31388907	20.740	06-16-27	30,368	28,412
Achieve, Loan ID - C31389230	26.990	06-16-28	9,644	9,022
Achieve, Loan ID - C31389516	20.740	06-13-28	26,510	24,803
Achieve, Loan ID - C31389544	18.240	06-15-26	28,791	26,937
Achieve, Loan ID - C31389701 (H)	26.990	07-27-28	19,076	17,848
Achieve, Loan ID - C31390638	19.990	06-16-28	34,347	32,135
Achieve, Loan ID - C31390921	22.490	06-13-27	4,045	3,784
Achieve, Loan ID - C31391121	18.740	06-13-27	21,951	20,537
Achieve, Loan ID - C31391521	26.990	06-14-28	8,029	7,512
Achieve, Loan ID - C31391565	21.990	06-21-28	19,311	18,068
Achieve, Loan ID - C31392604	26.990	06-13-28	8,787	8,221
Achieve, Loan ID - C31393020	26.990	07-27-28	6,208	5,808
Achieve, Loan ID - C31393496 (H)	22.740	05-09-27	7,579	7,091
Achieve, Loan ID - C31393575	20.240	06-27-25	17,947	16,791
Achieve, Loan ID - C31394502	5.990	05-10-25	5,216	4,880
Achieve, Loan ID - C31394748	23.990	06-29-27	9,658	9,036
Achieve, Loan ID - C31395045	22.990	05-01-28	11,292	10,565
Achieve, Loan ID - C31395596	18.740	06-29-25	10,419	9,748
Achieve, Loan ID - C31395796	24.240	07-30-28	15,137	14,162
Achieve, Loan ID - C31396148	21.740	06-30-28	19,252	18,012
Achieve, Loan ID - C31396302	26.990	07-26-28	10,338	9,672
Achieve, Loan ID - C31396322	25.240	07-27-28	17,464	16,340
Achieve, Loan ID - C31396534	26.990	07-29-28	13,511	12,641
Achieve, Loan ID - C31396627	22.240	06-16-27	11,103	10,388
Achieve, Loan ID - C31396644 (H)	20.740	06-30-28	21,490	20,106
Achieve, Loan ID - C31396913	20.740	06-16-28	26,724	25,003
Achieve, Loan ID - C31396994	5.990	06-16-25	3,787	3,543
Achieve, Loan ID - C31397404	20.740	06-24-26	35,057	32,799
Achieve, Loan ID - C31398640	18.240	06-27-28	42,762	40,008
Achieve, Loan ID - C31399171	22.990	06-29-28	27,925	26,126
Achieve, Loan ID - C31399327	17.990	07-01-27	42,255	39,534
Achieve, Loan ID - C31402076 (H)	24.240	06-27-26	24,536	22,956
Achieve, Loan ID - C31403150	5.990	06-13-25	5,682	5,316
Achieve, Loan ID - C31404074	14.740	06-25-27	12,523	11,716
Achieve, Loan ID - C31405619	23.740	06-16-28	8,717	8,155
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31407785	19.990	06-25-26	14,482	$13,550
Achieve, Loan ID - C31413266	19.740	06-14-26	11,264	10,538
Achieve, Loan ID - C31415051	14.240	06-16-26	1,416	1,325
Achieve, Loan ID - C31416188	26.990	06-20-28	18,230	17,056
Achieve, Loan ID - C31419980	21.740	06-27-28	16,768	15,688
Achieve, Loan ID - C31420248	18.740	06-25-26	8,743	8,180
Achieve, Loan ID - C31421074	22.740	06-23-27	18,421	17,235
Achieve, Loan ID - C31423384 (H)	26.990	06-16-28	22,630	21,173
Achieve, Loan ID - C31424651	26.990	06-14-28	8,796	8,230
Achieve, Loan ID - C31425961	21.490	06-25-28	33,239	31,098
Achieve, Loan ID - C31426877	23.490	06-27-28	37,759	35,327
Achieve, Loan ID - C31428410	26.990	07-28-28	16,435	15,377
Achieve, Loan ID - C31433338	16.490	06-16-26	31,837	29,787
Achieve, Loan ID - C31435684	26.990	07-28-28	31,281	29,267
Achieve, Loan ID - C31439606	18.990	06-16-27	16,950	15,859
Achieve, Loan ID - C31440568	19.990	06-15-28	15,996	14,966
Achieve, Loan ID - C31446756	18.990	06-29-27	12,116	11,336
Achieve, Loan ID - C31449964	19.740	06-16-27	11,821	11,060
Achieve, Loan ID - C31454028	22.990	06-29-28	28,493	26,658
Achieve, Loan ID - C32811890	18.740	11-21-27	38,418	37,780
Achieve, Loan ID - C34505079	18.990	11-20-28	18,448	18,141
Achieve, Loan ID - C34505570	17.240	11-17-26	9,919	9,755
Achieve, Loan ID - C34651006	25.240	10-06-27	9,025	8,875
Achieve, Loan ID - C34722397	13.990	11-20-27	11,787	11,592
Achieve, Loan ID - C34739349	25.990	12-19-28	6,190	6,087
Achieve, Loan ID - C34763286	14.490	11-20-26	17,592	17,300
Achieve, Loan ID - C34778675	19.990	10-06-27	17,957	17,659
Achieve, Loan ID - C34779142	19.740	11-08-25	8,537	8,395
Achieve, Loan ID - C34779309	21.240	11-21-27	13,763	13,535
Achieve, Loan ID - C34779394	5.990	11-10-25	6,857	6,743
Achieve, Loan ID - C34779602	20.240	11-21-28	21,446	21,090
Achieve, Loan ID - C34780174	21.990	11-19-25	8,611	8,468
Achieve, Loan ID - C34780323	5.990	10-01-25	6,809	6,696
Achieve, Loan ID - C34822398	21.240	11-17-27	13,458	13,234
Achieve, Loan ID - C34859657	25.990	11-18-28	21,989	21,624
Achieve, Loan ID - C34868243	24.490	12-20-28	21,713	21,353
Achieve, Loan ID - C34873664	25.990	12-20-28	20,006	19,674
Achieve, Loan ID - C34887555	14.990	10-06-28	4,296	4,225
Achieve, Loan ID - C34895842	14.240	10-06-26	11,940	11,742
Achieve, Loan ID - C34902889	25.990	12-20-28	20,528	20,187
Achieve, Loan ID - C34903520	25.990	11-07-28	15,474	15,217
Achieve, Loan ID - C34903753	13.990	11-10-28	36,144	35,544
Achieve, Loan ID - C34903826	21.740	11-10-27	35,499	34,909
Achieve, Loan ID - C34905741	25.990	12-19-28	14,235	13,999
Achieve, Loan ID - C34910473	24.240	11-20-26	25,307	24,887
Achieve, Loan ID - C34912116	14.740	11-07-28	10,798	10,619
Achieve, Loan ID - C34914614	21.740	11-20-27	21,461	21,105
Achieve, Loan ID - C34914735 (H)	25.240	11-15-27	19,643	19,317
Achieve, Loan ID - C34915281	21.740	11-21-28	20,929	20,582
Achieve, Loan ID - C34917068	20.240	11-15-27	39,928	39,265
Achieve, Loan ID - C34917496	5.990	11-21-25	5,565	5,473
Achieve, Loan ID - C34918363	5.990	11-15-25	4,368	4,296
Achieve, Loan ID - C34918779	19.490	09-30-25	3,252	3,198
Achieve, Loan ID - C34921910	5.990	11-07-25	6,794	6,682
25	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34924262	24.490	11-10-27	14,407	$14,168
Achieve, Loan ID - C34925650	21.240	11-21-28	18,537	18,230
Achieve, Loan ID - C34926483	25.990	08-25-28	14,615	14,373
Arivo, Loan ID - C1378970 (H)	18.980	05-22-29	32,968	33,209
Arivo, Loan ID - C1380541	21.950	05-22-29	40,405	40,700
Arivo, Loan ID - C1381078	21.260	05-27-29	21,834	21,994
Arivo, Loan ID - C1381533	18.000	05-13-29	20,172	20,320
Arivo, Loan ID - C1381892 (H)	20.000	11-17-27	9,730	9,801
Arivo, Loan ID - C1381923	20.150	05-23-29	20,481	20,631
Arivo, Loan ID - C1382501	20.570	04-30-29	17,668	17,797
Arivo, Loan ID - C1382709	18.000	05-15-29	163	164
Arivo, Loan ID - C1383648	22.830	11-12-27	20,358	20,507
Arivo, Loan ID - C1384070	18.340	05-23-29	17,680	17,809
Arivo, Loan ID - C1384310	20.000	05-26-29	43,773	44,093
Arivo, Loan ID - C1384317	20.550	05-18-29	24,247	24,424
Arivo, Loan ID - C1384388	22.310	06-01-29	27,311	27,510
Arivo, Loan ID - C1384529	22.200	05-30-29	24,211	24,388
Arivo, Loan ID - C1384700	22.000	05-18-29	36,257	36,522
Arivo, Loan ID - C1385054	16.820	05-18-29	26,737	26,932
Arivo, Loan ID - C1385469	22.990	11-19-28	14,555	14,661
Arivo, Loan ID - C1385521	20.000	11-19-27	30,772	30,997
Arivo, Loan ID - C1385526	20.570	05-30-29	22,990	23,158
Arivo, Loan ID - C1385540	13.340	05-19-29	36,510	36,776
Arivo, Loan ID - C1385548	14.700	05-04-29	36,167	36,431
Arivo, Loan ID - C1385607 (H)	18.180	05-29-29	27,379	27,579
Arivo, Loan ID - C1385661	20.000	05-21-29	37,421	37,694
Arivo, Loan ID - C1385838	17.850	05-29-29	26,393	26,586
Arivo, Loan ID - C1385901 (H)	19.030	05-22-29	36,905	37,174
Arivo, Loan ID - C1386089	20.200	05-22-29	16,846	16,969
Arivo, Loan ID - C1386122	12.640	05-10-29	13,866	13,967
Arivo, Loan ID - C1386584	20.000	05-21-29	19,109	19,249
Arivo, Loan ID - C1386680	17.000	05-21-29	25,723	25,911
Arivo, Loan ID - C1386731	13.450	05-23-29	28,607	28,816
Arivo, Loan ID - C1387131	18.000	05-21-29	21,011	21,164
Arivo, Loan ID - C1387295	18.890	05-22-29	27,867	28,071
Arivo, Loan ID - C1387393	16.860	05-25-29	32,393	32,630
Arivo, Loan ID - C1387501	18.900	05-22-29	12,737	12,830
Arivo, Loan ID - C1387732	20.660	05-23-29	23,862	24,036
Arivo, Loan ID - C1387765	22.560	05-23-29	21,438	21,595
Arivo, Loan ID - C1387802	18.000	05-22-29	19,258	19,399
Arivo, Loan ID - C1387840	20.110	05-22-29	21,936	22,096
Arivo, Loan ID - C1387867	20.000	05-25-29	25,420	25,605
Arivo, Loan ID - C1388209 (H)	16.370	05-23-29	24,515	24,694
Arivo, Loan ID - C1388253	16.980	05-26-29	762	768
Arivo, Loan ID - C1388265	20.410	05-23-29	20,934	21,087
Arivo, Loan ID - C1388326	18.000	05-23-29	40,940	41,239
Arivo, Loan ID - C1388383	18.000	05-23-29	20,325	20,473
Arivo, Loan ID - C1388406	16.500	05-23-29	9,952	10,025
Arivo, Loan ID - C1388509	21.260	05-25-29	27,901	28,105
Arivo, Loan ID - C1388512	18.000	05-23-29	25,511	25,697
Arivo, Loan ID - C1388568	18.670	05-23-29	34,790	35,044
Arivo, Loan ID - C1388689	21.930	05-25-29	19,711	19,855
Arivo, Loan ID - C1388696	19.230	05-12-29	25,291	25,475
Arivo, Loan ID - C1388855	22.900	05-15-29	24,305	24,482
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1388947	17.460	05-23-29	27,142	$27,340
Arivo, Loan ID - C1388993	18.210	05-23-29	29,229	29,442
Arivo, Loan ID - C1389039	18.710	05-09-29	32,824	33,064
Arivo, Loan ID - C1389201	14.610	05-14-29	34,123	34,373
Arivo, Loan ID - C1389213	18.000	05-31-29	25,825	26,013
Arivo, Loan ID - C1389271	21.880	06-01-29	20,419	20,568
Arivo, Loan ID - C1389288	17.380	05-12-29	23,826	24,000
Arivo, Loan ID - C1389338	20.350	05-25-29	32,392	32,628
Arivo, Loan ID - C1389412	18.350	05-26-29	45,579	45,912
Arivo, Loan ID - C1389425	16.390	06-01-29	25,155	25,339
Arivo, Loan ID - C1389461	19.760	05-29-29	3,670	3,697
Arivo, Loan ID - C1389469	20.000	05-25-29	24,162	24,339
Arivo, Loan ID - C1389502	19.740	05-28-29	25,598	25,785
Arivo, Loan ID - C1389530	20.130	05-26-29	21,629	21,787
Arivo, Loan ID - C1389587	13.740	05-25-29	35,020	35,275
Arivo, Loan ID - C1389712	22.080	05-25-29	46,505	46,845
Arivo, Loan ID - C1389869	17.250	11-25-27	11,156	11,237
Arivo, Loan ID - C1389972	15.580	05-26-29	25,025	25,208
Arivo, Loan ID - C1389986	17.820	05-26-29	46,487	46,826
Arivo, Loan ID - C1390024 (H)	18.000	05-29-29	28,046	28,251
Arivo, Loan ID - C1390027	17.150	05-23-29	28,165	28,371
Arivo, Loan ID - C1390140	21.880	05-26-29	16,343	16,462
Arivo, Loan ID - C1390165	20.080	05-26-29	22,878	23,045
Arivo, Loan ID - C1390258	20.500	05-11-29	18,995	19,134
Arivo, Loan ID - C1390331	15.310	05-26-29	35,685	35,945
Arivo, Loan ID - C1390345	20.000	11-26-27	20,415	20,564
Arivo, Loan ID - C1390443	17.030	05-26-29	35,278	35,535
Arivo, Loan ID - C1390475	20.890	05-26-29	22,117	22,279
Arivo, Loan ID - C1390501	15.920	05-26-29	35,664	35,924
Arivo, Loan ID - C1390516	18.000	05-26-29	42,907	43,220
Arivo, Loan ID - C1390616	20.000	05-26-29	33,723	33,969
Arivo, Loan ID - C1390630	15.360	05-26-29	21,513	21,670
Arivo, Loan ID - C1390640	20.000	05-25-29	28,041	28,246
Arivo, Loan ID - C1390700	20.000	05-27-29	24,346	24,524
Arivo, Loan ID - C1390709	18.000	05-27-29	25,086	25,269
Arivo, Loan ID - C1390735	18.060	05-13-29	34,096	34,345
Arivo, Loan ID - C1390766	17.830	05-27-29	19,590	19,733
Arivo, Loan ID - C1390785	21.580	05-29-29	18,598	18,734
Arivo, Loan ID - C1390807 (H)	22.540	05-27-29	19,325	19,466
Arivo, Loan ID - C1390816	16.870	05-27-29	32,332	32,568
Arivo, Loan ID - C1390907	17.010	05-27-29	23,336	23,506
Arivo, Loan ID - C1390935	16.170	05-29-29	29,417	29,632
Arivo, Loan ID - C1391006	18.430	05-27-29	22,395	22,559
Arivo, Loan ID - C1391008	21.850	05-27-29	22,346	22,509
Arivo, Loan ID - C1391067	17.910	05-27-29	26,412	26,605
Arivo, Loan ID - C1391070	16.640	05-27-29	27,913	28,117
Arivo, Loan ID - C1391235	17.930	05-30-29	21,213	21,368
Arivo, Loan ID - C1391262	16.960	05-27-29	18,962	19,101
Arivo, Loan ID - C1391263	18.000	05-27-29	30,335	30,556
Arivo, Loan ID - C1391280	20.260	05-27-29	23,371	23,542
Arivo, Loan ID - C1391342	14.930	05-28-29	18,761	18,898
Arivo, Loan ID - C1391427	19.880	05-28-29	33,425	33,669
Arivo, Loan ID - C1391483	16.470	05-28-29	40,409	40,704
Arivo, Loan ID - C1391610	20.570	05-13-29	21,522	21,679
27	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1391647	20.570	05-29-29	26,975	$27,171
Arivo, Loan ID - C1391652	19.570	05-25-29	15,993	16,110
Arivo, Loan ID - C1391694	20.000	05-28-29	40,305	40,600
Arivo, Loan ID - C1391729 (H)	17.080	05-28-29	18,981	19,119
Arivo, Loan ID - C1391736	16.550	05-29-29	46,681	47,021
Arivo, Loan ID - C1391810	18.520	05-29-29	35,655	35,915
Arivo, Loan ID - C1391813	18.000	06-02-29	28,706	28,916
Arivo, Loan ID - C1391838	22.660	05-28-29	25,689	25,877
Arivo, Loan ID - C1391950	16.250	05-13-29	232	233
Arivo, Loan ID - C1392009	16.290	11-13-27	9,303	9,370
Arivo, Loan ID - C1392016	20.470	05-30-29	26,674	26,868
Arivo, Loan ID - C1392078	18.000	05-28-29	4,086	4,116
Arivo, Loan ID - C1392104	18.000	05-28-29	23,743	23,916
Arivo, Loan ID - C1392195	17.980	05-29-29	33,394	33,638
Arivo, Loan ID - C1392202	16.430	05-29-29	46,105	46,441
Arivo, Loan ID - C1392228	13.720	05-29-29	46,130	46,467
Arivo, Loan ID - C1392258	18.000	05-29-29	20,925	21,078
Arivo, Loan ID - C1392320 (H)	17.980	05-14-29	32,876	33,116
Arivo, Loan ID - C1392322	20.610	11-14-27	15,682	15,796
Arivo, Loan ID - C1392327	18.000	05-14-29	26,225	26,417
Arivo, Loan ID - C1392364	22.070	05-29-29	24,092	24,268
Arivo, Loan ID - C1392401	21.440	05-29-29	22,781	22,947
Arivo, Loan ID - C1392420	14.430	11-29-27	23,063	23,232
Arivo, Loan ID - C1392421	20.000	05-28-29	25,652	25,839
Arivo, Loan ID - C1392514	20.000	05-29-29	21,940	22,100
Arivo, Loan ID - C1392527	14.780	05-29-29	44,270	44,593
Arivo, Loan ID - C1392568	14.740	05-29-29	21,424	21,581
Arivo, Loan ID - C1392580	14.420	05-30-29	28,000	28,204
Arivo, Loan ID - C1392630	17.490	05-29-29	26,796	26,991
Arivo, Loan ID - C1392634	17.960	05-14-29	24,844	25,026
Arivo, Loan ID - C1392651	20.270	06-02-29	24,349	24,527
Arivo, Loan ID - C1392710 (H)	19.820	06-03-29	23,883	24,057
Arivo, Loan ID - C1392768	18.000	05-15-29	21,515	21,672
Arivo, Loan ID - C1392780	24.050	05-29-29	19,969	20,115
Arivo, Loan ID - C1392838	18.000	05-14-29	25,280	25,465
Arivo, Loan ID - C1392840	18.140	05-29-29	25,206	25,390
Arivo, Loan ID - C1392844	17.970	05-29-29	23,636	23,809
Arivo, Loan ID - C1392924	22.500	06-04-29	26,784	26,980
Arivo, Loan ID - C1392961	20.570	05-30-29	38,533	38,815
Arivo, Loan ID - C1392970	20.000	05-15-29	16,626	16,747
Arivo, Loan ID - C1392982 (H)	20.060	05-25-29	29,658	29,874
Arivo, Loan ID - C1393035	12.830	05-30-29	43,562	43,880
Arivo, Loan ID - C1393075	15.310	05-15-29	24,325	24,503
Arivo, Loan ID - C1393081	14.660	05-30-29	20,367	20,516
Arivo, Loan ID - C1393111	17.560	05-29-29	29,308	29,522
Arivo, Loan ID - C1393122	18.260	05-30-29	19,398	19,540
Arivo, Loan ID - C1393159 (H)	21.090	11-25-27	18,756	18,893
Arivo, Loan ID - C1393172 (H)	18.920	05-30-29	23,734	23,908
Arivo, Loan ID - C1393204	20.560	05-30-29	18,439	18,574
Arivo, Loan ID - C1393263	19.710	05-30-29	20,867	21,020
Arivo, Loan ID - C1393343	19.960	05-26-29	8,633	8,696
Arivo, Loan ID - C1393348	20.300	05-30-29	12,176	12,264
Arivo, Loan ID - C1393368	19.450	05-30-29	30,542	30,765
Arivo, Loan ID - C1393370 (H)	18.000	05-15-29	8,735	8,799
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	28

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1393405 (H)	20.570	05-27-29	21,649	$21,807
Arivo, Loan ID - C1393437 (H)	20.880	05-30-29	22,177	22,339
Arivo, Loan ID - C1393464	19.580	05-30-29	23,550	23,721
Arivo, Loan ID - C1393472	20.000	05-30-29	36,487	36,753
Arivo, Loan ID - C1393511	18.000	05-30-29	21,710	21,868
Arivo, Loan ID - C1393576	21.540	05-30-29	28,908	29,119
Arivo, Loan ID - C1393593 (H)	14.460	06-01-29	24,241	24,418
Arivo, Loan ID - C1393720	14.520	05-30-29	24,004	24,179
Arivo, Loan ID - C1393734	16.870	05-25-29	39,734	40,024
Arivo, Loan ID - C1393753	19.860	11-15-27	17,720	17,849
Arivo, Loan ID - C1393794 (H)	16.560	05-30-29	30,279	30,500
Arivo, Loan ID - C1393907	13.250	05-30-29	27,905	28,108
Arivo, Loan ID - C1393979 (H)	21.130	05-16-29	43,679	43,998
Arivo, Loan ID - C1394001	21.320	05-30-29	39,411	39,699
Arivo, Loan ID - C1394007	21.300	05-30-29	18,908	19,046
Arivo, Loan ID - C1394018	19.780	12-01-27	20,146	20,293
Arivo, Loan ID - C1394076	18.670	06-01-29	26,558	26,752
Arivo, Loan ID - C1394218	17.260	05-17-29	20,056	20,202
Arivo, Loan ID - C1394326	13.540	06-01-29	42,710	43,021
Arivo, Loan ID - C1394447	15.570	06-01-29	26,454	26,647
Arivo, Loan ID - C1394484	20.000	06-01-29	16,402	16,522
Arivo, Loan ID - C1394517	20.000	06-02-29	29,798	30,016
Arivo, Loan ID - C1394590	14.710	05-17-29	19,549	19,692
Arivo, Loan ID - C1394614	16.820	06-01-29	31,203	31,431
Arivo, Loan ID - C1394658	17.900	06-01-29	27,230	27,429
Arivo, Loan ID - C1394691	15.960	06-01-29	31,216	31,444
Arivo, Loan ID - C1394693	18.040	06-01-29	29,359	29,573
Arivo, Loan ID - C1394703	18.010	06-01-29	19,512	19,654
Arivo, Loan ID - C1394755	14.930	06-02-29	37,372	37,644
Arivo, Loan ID - C1394761	18.000	06-01-29	23,330	23,501
Arivo, Loan ID - C1394800	23.340	06-01-29	26,614	26,808
Arivo, Loan ID - C1394905	21.820	06-04-29	37,233	37,505
Arivo, Loan ID - C1394975	16.750	05-26-29	21,395	21,551
Arivo, Loan ID - C1395005	12.230	06-01-29	34,656	34,909
Arivo, Loan ID - C1395036	18.600	05-18-29	28,885	29,096
Arivo, Loan ID - C1395055	18.950	06-02-29	34,941	35,196
Arivo, Loan ID - C1395098	14.860	06-02-29	44,298	44,622
Arivo, Loan ID - C1395177	14.990	06-02-29	29,476	29,691
Arivo, Loan ID - C1395182	17.670	06-02-29	14,429	14,534
Arivo, Loan ID - C1395239	17.130	05-30-29	28,624	28,833
Arivo, Loan ID - C1395328	20.000	05-18-29	29,212	29,425
Arivo, Loan ID - C1395338 (H)	19.730	06-03-29	26,108	26,299
Arivo, Loan ID - C1395354	15.560	06-02-29	29,112	29,324
Arivo, Loan ID - C1395472	17.210	06-02-29	32,309	32,545
Arivo, Loan ID - C1395484	19.030	05-18-29	21,953	22,113
Arivo, Loan ID - C1395714	18.000	06-02-29	21,555	21,712
Arivo, Loan ID - C1395903	20.000	12-03-27	9,402	9,471
Arivo, Loan ID - C1395914	16.090	06-03-29	22,467	22,631
Arivo, Loan ID - C1395983	16.840	06-03-29	22,911	23,078
Arivo, Loan ID - C1396446	20.570	06-04-29	24,034	24,209
Arivo, Loan ID - C1396488	16.170	06-03-29	22,992	23,160
Arivo, Loan ID - C1397113	19.680	06-04-29	28,629	28,838
Arivo, Loan ID - C1397185	20.570	06-04-29	18,565	18,700
Arivo, Loan ID - C1397666	21.960	06-05-29	21,435	21,591
29	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1480324 (H)	18.000	09-02-29	29,456	$29,671
Arivo, Loan ID - C1482643	18.000	09-09-29	30,557	30,780
Arivo, Loan ID - C1483188	14.640	09-07-29	41,700	42,004
Arivo, Loan ID - C1483586	24.370	09-07-29	29,145	29,358
Arivo, Loan ID - C1485900	19.770	09-10-29	22,589	22,754
Arivo, Loan ID - C1486798	21.980	09-12-29	19,722	19,866
Arivo, Loan ID - C1486827	20.110	03-12-28	11,112	11,193
Arivo, Loan ID - C1487273	20.000	09-12-29	31,814	32,046
Arivo, Loan ID - C1488090	20.000	09-15-29	21,865	22,025
Arivo, Loan ID - C1488149	17.370	09-17-29	44,111	44,433
Arivo, Loan ID - C1488220	21.000	09-14-29	15,219	15,330
Arivo, Loan ID - C1488570	12.980	09-14-29	24,114	24,290
Arivo, Loan ID - C1488990	18.000	09-15-29	35,012	35,267
Arivo, Loan ID - C1489048	17.770	08-30-29	28,821	29,032
Arivo, Loan ID - C1489057	18.020	09-15-29	24,696	24,876
Arivo, Loan ID - C1489582	16.430	09-16-29	19,591	19,734
Arivo, Loan ID - C1490051	20.000	09-17-29	30,217	30,438
Arivo, Loan ID - C1490293 (H)	18.580	09-02-29	33,042	33,283
Arivo, Loan ID - C1490515	19.680	09-04-29	28,048	28,252
Arivo, Loan ID - C1491219	17.650	09-04-29	36,933	37,202
Arivo, Loan ID - C1491340	15.510	09-04-29	27,279	27,478
Arivo, Loan ID - C1491409	17.650	09-20-29	27,824	28,027
Arivo, Loan ID - C1491789	22.620	03-20-28	19,663	19,807
Arivo, Loan ID - C1492283	20.650	03-21-28	17,364	17,491
Arivo, Loan ID - C1492310	20.890	09-21-29	29,212	29,425
Arivo, Loan ID - C1492454	19.010	09-07-29	23,468	23,639
Arivo, Loan ID - C1492664	18.000	09-06-29	20,444	20,593
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	23,016
Arivo, Loan ID - C1493370	19.430	09-22-29	29,773	29,991
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,770

Arivo, Loan ID - C1493661	21.050	09-23-29	35,700	35,961
Corporate asset-based credit 3.0%				$5,128,500
(Cost $5,000,000)
Materials 3.0%				5,128,500
CG Finance A LP
Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,128,500

Consumer-related assets 1.8%				$3,158,882
(Cost $3,711,795)
Consumer loans 1.8%				3,158,882
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	549,106
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	2,609,776

Credit-linked notes 8.2%				$14,036,754
(Cost $14,024,472)
Consumer loans 0.6%				1,069,254
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	1,057,472	1,069,254
Corporate asset backed securities 7.6%				12,967,500
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	14.588	11-21-33	5,000,000	5,000,500
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	11.850	08-06-32	7,967,000	7,967,000

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	30

	Yield (%)	Shares	Value
Short-term investments 3.0%			$5,193,898
(Cost $5,193,898)
Short-term funds 3.0%			5,193,898
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2484(M)	4,255,651	4,255,651
U.S. Bank Money Market Deposit Account	4.4440(M)	221,487	221,487
Wilmington U.S. Government Money Market Fund, Institutional Class	5.1400(M)	716,760	716,760

Total investments (Cost $206,536,460) 120.5%	$207,288,102
Other assets and liabilities, net (20.5%)	(35,328,794)
Total net assets 100.0%	$171,959,308

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $86,279,337 or 50.2% of the fund’s net assets as of 7-31-24.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing - Borrower is in default.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(L)	The fund holds an affiliate interest in this investment.
(M)	The rate shown is the annualized seven-day yield as of 7-31-24.
31	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	19	Short	Sep 2024	$(3,879,689)	$(3,901,977)	$(22,288)
3-Year U.S. Treasury Note Futures	14	Short	Sep 2024	(2,914,966)	(2,938,141)	(23,175)
						$(45,463)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	32

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset backed securities	$66,949,887	—	$66,949,887	—
Residential loans	36,121,415	—	331,358	$35,790,057
Term loans	23,083,534	—	—	23,083,534
Special purpose vehicles	22,608,357	—	—	22,608,357
Profit participating notes	21,138,188	—	—	21,138,188
Consumer loans	9,868,687	—	—	9,868,687
Corporate asset-based credit	5,128,500	—	—	5,128,500
Consumer-related assets	3,158,882	—	—	3,158,882
Credit-linked notes	14,036,754	—	1,069,254	12,967,500
Short-term investments	5,193,898	$4,972,411	221,487	—
Total investments in securities	$207,288,102	$4,972,411	$68,571,986	$133,743,705
Liabilities
Reverse repurchase agreements	$(37,625,673)	—	$(37,625,673)	—
Derivatives:
Liabilities
Futures	(45,463)	$(45,463)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Residential loans	Term loans	Special purpose vehicles	Profit participating notes	Consumer loans	Corporate asset-based credit	Consumer- related assets	Credit- linked notes	Total
Balance as of 10-31-23	$22,854,427	$4,702,267	$7,806,548	—	$13,671,209	$4,980,500	$4,258,756	$2,850,288	$61,123,995
Purchases	40,240,500	18,376,892	14,880,000	$20,918,863	—	—	—	12,967,000	107,383,255
Sales	(28,551,401)	(56,373)	(635,174)	(189,431)	(3,017,057)	—	(704,840)	(2,806,020)	(35,960,296)
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	Residential loans	Term loans	Special purpose vehicles	Profit participating notes	Consumer loans	Corporate asset-based credit	Consumer- related assets	Credit- linked notes	Total
Realized gain (loss)	755,094	—	—	—	(899,758)	—	—	(49,980)	(194,644)
Net amortization of (premium) discount	89,622	27,587	—	—	(52,469)	—	—	—	64,740
Change in unrealized appreciation (depreciation)	401,815	33,161	556,983	408,756	166,762	148,000	(395,034)	6,212	1,326,655
Balance as of 7-31-24	$35,790,057	$23,083,534	$22,608,357	$21,138,188	$9,868,687	$5,128,500	$3,158,882	$12,967,500	$133,743,705
Change in unrealized appreciation (depreciation) at period end[1]	$493,602	$33,161	$556,983	$408,756	$267,021	$148,000	$(395,034)	$500	$1,512,989

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$35,790,057	Discounted cash flow Recent transaction	Discount rate Transaction price	7.75%-12.43% $90.66	10.61% $90.66
Term loans	23,083,534	Discounted cash flow Recent transaction	Discount rate Transaction price	6.25%-9.29% $98.80-$100.00	7.42% $99.40
Special purpose vehicles	22,608,357	Discounted cash flow Recent transaction	Discount rate Transaction price	10.35%-13.54% $100.00	12.08% $100.00
Profit participating notes	21,138,188	Discounted cash flow	Discount rate	12.05%	12.05%
Consumer loans	9,868,687	Discounted cash flow Recent transaction	Discount rate Transaction price	9.99%-11.21% $100.50	8.55% $100.50
Corporate asset-based credit	5,128,500	Discounted cash flow	Discount rate	11.60%	11.60%
Consumer-related assets	3,158,882	Discounted cash flow	Discount rate	12.04%-21.85%	13.75%
Credit-linked notes	12,967,500	Discounted cash flow Recent transaction	Discount rate Transaction price	10.24%-12.81% $100.00	11.23% $100.00

Total	$133,743,705

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
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The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
•     MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
•     JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (Company) was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement. The fund holds 100% of the profit participating notes issued by the Company.
•     JHLiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
•     JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	—	$20,918,863	$(189,431)	—	$408,756	—	—	$21,138,188
JH Finance LeaseCo LLC	8,035,000	—	8,035,000	—	—	—	$104,810	—	8,035,000
JH Liftco LLC	6,845,000	—	6,845,000	(122,606)	—	(69,088)	265,423	—	6,653,306
MSN 803 Trust	7,882,217	$7,806,548	—	(512,568)	—	626,071	619,506	—	7,920,051
					—	$965,739	$989,739	—	$43,746,545
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 7-31-24:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	6.140%	7-3-24	8-5-24	$(6,305,046)	$(6,336,231)
J.P. Morgan Securities LLC	6.140%	7-17-24	8-19-24	(1,425,340)	(1,428,986)
J.P. Morgan Securities LLC	6.150%	7-29-24	8-29-24	(962,000)	(962,493)
J.P. Morgan Securities LLC	6.240%	7-18-24	8-19-24	(2,774,987)	(2,781,721)
J.P. Morgan Securities LLC	6.500%	7-29-24	8-29-24	(1,571,000)	(1,571,851)
UBS AG	6.100%	7-24-24	8-23-24	(874,687)	(875,873)
UBS AG	6.180%	7-10-24	8-9-24	(5,869,696)	(5,891,864)
UBS AG	6.190%	7-29-24	8-28-24	(8,791,908)	(8,796,443)
UBS AG	6.200%	7-18-24	8-19-24	(1,749,232)	(1,753,450)
UBS AG	6.280%	7-10-24	8-9-24	(2,888,813)	(2,899,900)
UBS AG	6.300%	7-18-24	8-19-24	(2,441,250)	(2,447,231)
UBS AG	6.350%	7-18-24	8-19-24	(1,875,000)	(1,879,630)
					$(37,625,673)
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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